Diamond Hill Small Cap Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Common Stocks - 96.5%	Shares	Fair Value
Consumer Discretionary - 9.0%
Century Communities, Inc. (a)	18,171	$1,219,274
Green Brick Partners, Inc. (a)(b)	17,043	993,777
Johnson Outdoors, Inc., Class A (a)	49,818	1,237,479
Red Rock Resorts, Inc., Class A	283,440	12,292,793
Rocky Brands, Inc. (a)	105,196	1,827,255
Vail Resorts, Inc. (a)	5,289	846,346
		18,416,924
Consumer Staples - 7.2%
Lancaster Colony Corp.	24,696	4,321,800
Mama's Creations, Inc. (a)(b)	352,763	2,296,487
Oil-Dri Corp. of America (a)	102,756	4,718,555
Post Holdings, Inc. (b)	29,242	3,402,599
		14,739,441
Energy - 6.5%
Centrus Energy Corp., Class A (a)(b)	58,609	3,646,066
Civitas Resources, Inc. (a)	193,255	6,742,667
Magnolia Oil & Gas Corp., Class A (a)	115,909	2,927,861
		13,316,594
Financials - 19.0%
Bank OZK	182,219	7,917,416
BOK Financial Corp.	32,745	3,410,392
First Western Financial, Inc. (a)(b)	72,061	1,415,999
International General Insurance Holdings Ltd. (a)	138,924	3,655,090
Live Oak Bancshares, Inc.	220,602	5,881,249
Mr. Cooper Group, Inc. (b)	55,682	6,659,567
Silvercrest Asset Management Group, Inc., Class A (a)	86,767	1,419,508
Triumph Financial, Inc. (b)	149,758	8,656,012
		39,015,233
Health Care - 10.5%
Astrana Health, Inc. (a)(b)	189,829	5,886,597
Avanos Medical, Inc. (a)(b)	137,330	1,967,939
Enovis Corp. (a)(b)	209,224	7,994,449
Mesa Laboratories, Inc. (a)	26,536	3,148,762
UFP Technologies, Inc. (a)(b)	12,484	2,518,148
		21,515,895

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Common Stocks - 96.5% (Continued)	Shares	Fair Value
Industrials - 24.2%
Allegiant Travel Co. (a)	67,767	$3,500,166
Allient, Inc.	107,832	2,370,147
Cimpress plc (b)	41,504	1,877,226
Concrete Pumping Holdings, Inc. (a)	446,595	2,438,409
Douglas Dynamics, Inc.	84,390	1,960,380
Ducommun, Inc. (b)	124,853	7,245,220
Energy Recovery, Inc. (b)	149,443	2,374,649
ESAB Corp.	6,928	807,112
First Advantage Corp. (b)	624,502	8,799,233
FTAI Infrastructure, Inc. (a)	718,275	3,253,786
Graham Corp. (a)(b)	126,415	3,643,280
Helios Technologies, Inc.	8,182	262,560
Insperity, Inc.	30,040	2,680,469
Miller Industries, Inc.	42,476	1,799,708
Perma-Fix Environmental Services, Inc. (a)(b)	224,240	1,630,225
Proficient Auto Logistics, Inc. (a)(b)	271,582	2,273,141
Thermon Group Holdings, Inc. (a)(b)	66,645	1,856,063
WESCO International, Inc.	4,728	734,258
		49,506,032
Information Technology - 1.1%
Progress Software Corp. (a)	27,284	1,405,399
Rimini Street, Inc. (a)(b)	273,268	950,973
		2,356,372
Materials - 9.4%
Ashland, Inc.	87,100	5,164,159
Core Molding Technologies, Inc. (a)(b)	99,809	1,517,097
Orion SA	261,648	3,383,109
Taseko Mines Ltd. (a)(b)	1,330,463	2,980,237
Titan America SA (b)	132,650	1,793,428
United States Lime & Minerals, Inc. (a)	49,587	4,382,499
		19,220,529
Real Estate - 7.7%
CubeSmart	75,774	3,236,308
Curbline Properties Corp. (a)	137,375	3,323,101

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Common Stocks - 96.5% (Continued)	Shares	Fair Value
Real Estate - 7.7% (Continued)
Ryman Hospitality Properties, Inc. (a)	100,718	$9,209,654
		15,769,063
Utilities - 1.9%
UGI Corp. (a)	118,031	3,903,285

Total Common Stocks (Cost $163,355,515)		$197,759,368

Registered Investment Companies - 15.1%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.29% (c)	7,094,685	$7,094,685
State Street Navigator Securities Lending Portfolio I, 4.12% (c)(d)	23,873,115	23,873,115
Total Registered Investment Companies (Cost $30,967,800)		$30,967,800

Total Investment Securities - 111.6% (Cost $194,323,315)		$228,727,168

Liabilities in Excess of Other Assets - (11.6)%		(23,810,198)

Net Assets - 100.0%		$204,916,970

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $59,579,220.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of March 31, 2025.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $37,711,473.

plc -	Public Limited Company
SA -	Societe Anonyme

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Common Stocks - 96.1%	Shares	Fair Value
Communication Services - 1.6%
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	155,969	$14,038,770

Consumer Discretionary - 9.2%
Bath & Body Works, Inc.	181,143	5,492,256
CarMax, Inc. (b)	109,699	8,547,746
Lear Corp. (a)	100,635	8,878,020
NVR, Inc. (b)	2,330	16,879,429
Red Rock Resorts, Inc., Class A (a)	885,409	38,400,188
Vail Resorts, Inc. (a)	24,168	3,867,363
		82,065,002
Consumer Staples - 6.5%
Lancaster Colony Corp. (a)	94,074	16,462,950
Post Holdings, Inc. (a)(b)	360,697	41,970,703
		58,433,653
Energy - 3.7%
Civitas Resources, Inc. (a)	482,671	16,840,391
Coterra Energy, Inc. (a)	555,658	16,058,516
		32,898,907
Financials - 16.5%
Bank OZK	222,642	9,673,795
Brown & Brown, Inc.	51,521	6,409,212
Enstar Group Ltd. (b)	31,066	10,325,717
First Horizon Corp.	360,330	6,997,609
Live Oak Bancshares, Inc.	458,143	12,214,092
Loews Corp.	86,312	7,932,936
Mr. Cooper Group, Inc. (b)	341,218	40,809,673
RenaissanceRe Holdings Ltd. (a)	67,314	16,155,360
Stifel Financial Corp.	77,219	7,278,663
Synovus Financial Corp.	177,623	8,302,099
Webster Financial Corp.	415,552	21,421,706
		147,520,862
Health Care - 11.9%
Boston Scientific Corp. (b)	64,769	6,533,897
Enovis Corp. (a)(b)	369,869	14,132,694
Envista Holdings Corp. (a)(b)	375,291	6,477,523

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Common Stocks - 96.1% (Continued)	Shares	Fair Value
Health Care - 11.9% (Continued)
ICON plc (b)	88,588	$15,502,014
Illumina, Inc. (a)(b)	111,000	8,806,740
Labcorp Holdings, Inc.	67,640	15,742,534
Perrigo Co. plc (a)	498,327	13,973,089
Solventum Corp. (b)	102,012	7,756,992
Teleflex, Inc. (a)	131,326	18,147,940
		107,073,423
Industrials - 26.1%
Broadridge Financial Solutions, Inc.	17,516	4,246,929
Builders FirstSource, Inc. (b)	59,277	7,406,068
Energy Recovery, Inc. (b)	546,224	8,679,499
ESAB Corp. (a)	72,421	8,437,046
First Advantage Corp. (b)	986,186	13,895,361
Fortune Brands Innovations, Inc. (a)	159,732	9,724,484
Gates Industrial Corp. plc (a)(b)	1,438,247	26,478,127
Helios Technologies, Inc.	136,222	4,371,364
Huntington Ingalls Industries, Inc.	136,356	27,822,078
Insperity, Inc. (a)	119,950	10,703,139
Regal Rexnord Corp.	241,511	27,496,027
SS&C Technologies Holdings, Inc.	300,179	25,073,952
TransUnion	53,426	4,433,824
WESCO International, Inc. (a)	254,070	39,457,071
WNS Holdings Ltd. (a)(b)	262,524	16,142,601
		234,367,570
Information Technology - 6.5%
Ciena Corp. (b)	174,844	10,565,823
GoDaddy, Inc., Class A (b)	57,659	10,386,692
Progress Software Corp. (a)	107,053	5,514,300
Teledyne Technologies, Inc. (a)(b)	20,538	10,221,968
VeriSign, Inc. (b)	84,464	21,442,876
		58,131,659
Materials - 2.2%
Ashland, Inc.	331,146	19,633,646

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Common Stocks - 96.1% (Continued)	Shares	Fair Value
Real Estate - 10.6%
CubeSmart	645,356	$27,563,155
Mid-America Apartment Communities, Inc.	149,846	25,111,193
Rexford Industrial Realty, Inc. (a)	293,740	11,499,921
Ryman Hospitality Properties, Inc. (a)	150,021	13,717,920
UDR, Inc.	378,854	17,112,835
		95,005,024
Utilities - 1.3%
UGI Corp. (a)	363,300	12,014,331

Total Common Stocks (Cost $645,142,212)		$861,182,847

Registered Investment Companies - 8.2%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.29% (c)	31,686,967	$31,686,967
State Street Navigator Securities Lending Portfolio I, 4.12% (c)(d)	41,691,064	41,691,064
Total Registered Investment Companies (Cost $73,378,031)		$73,378,031

Total Investment Securities - 104.3% (Cost $718,520,243)		$934,560,878

Liabilities in Excess of Other Assets - (4.3)%		(38,531,952)

Net Assets - 100.0%		$896,028,926

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $126,264,662.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of March 31, 2025.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $87,424,970.

plc -	Public Limited Company

Diamond Hill Mid Cap Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Common Stocks - 98.6%	Shares	Fair Value
Communication Services - 1.7%
Liberty Media Corp. - Liberty Formula One - Series C (a)	24,654	$2,219,107

Consumer Discretionary - 8.4%
CarMax, Inc. (a)	15,317	1,193,501
Lear Corp. (b)	11,237	991,328
NVR, Inc. (a)	335	2,426,871
Red Rock Resorts, Inc., Class A	131,794	5,715,906
Vail Resorts, Inc. (b)	3,679	588,714
		10,916,320
Consumer Staples - 7.5%
Lancaster Colony Corp.	7,774	1,360,450
Post Holdings, Inc. (a)	52,465	6,104,827
Sysco Corp.	30,408	2,281,816
		9,747,093
Energy - 3.3%
Civitas Resources, Inc. (b)	27,381	955,323
Coterra Energy, Inc.	75,770	2,189,753
Diamondback Energy, Inc.	7,037	1,125,076
		4,270,152
Financials - 16.7%
American International Group, Inc.	78,936	6,862,696
Fidelity National Information Services, Inc. (b)	24,320	1,816,218
Hartford Insurance Group, Inc. (The)	20,937	2,590,535
LPL Financial Holdings, Inc.	4,224	1,381,839
Mr. Cooper Group, Inc. (a)	35,677	4,266,969
Stifel Financial Corp.	7,586	715,056
Webster Financial Corp.	28,959	1,492,836
Willis Towers Watson plc	7,695	2,600,525
		21,726,674
Health Care - 13.5%
Boston Scientific Corp. (a)	34,613	3,491,759
Enovis Corp. (a)(b)	39,290	1,501,271
Envista Holdings Corp. (a)(b)	40,641	701,464
Humana, Inc.	10,252	2,712,679
ICON plc (a)	11,763	2,058,407

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Common Stocks - 98.6% (Continued)	Shares	Fair Value
Health Care - 13.5% (Continued)
Illumina, Inc. (a)	16,202	$1,285,467
Labcorp Holdings, Inc.	10,881	2,532,444
Solventum Corp. (a)	11,372	864,727
Teleflex, Inc.	17,560	2,426,616
		17,574,834
Industrials - 22.6%
Ferguson Enterprises, Inc.	10,350	1,658,380
Fortune Brands Innovations, Inc.	21,904	1,333,515
Huntington Ingalls Industries, Inc.	15,565	3,175,883
Insperity, Inc.	12,168	1,085,751
Johnson Controls International plc	22,113	1,771,472
L3Harris Technologies, Inc.	11,123	2,328,155
Parker-Hannifin Corp.	6,548	3,980,202
Regal Rexnord Corp.	36,922	4,203,570
SS&C Technologies Holdings, Inc.	43,661	3,647,003
TransUnion	7,951	659,853
WESCO International, Inc.	36,397	5,652,454
		29,496,238
Information Technology - 6.7%
Check Point Software Technologies Ltd. (a)	5,828	1,328,318
Ciena Corp. (a)	24,812	1,499,389
GoDaddy, Inc., Class A (a)	8,170	1,471,744
Teledyne Technologies, Inc. (a)	2,963	1,474,715
VeriSign, Inc. (a)	11,902	3,021,561
		8,795,727
Materials - 5.7%
Ashland, Inc.	42,831	2,539,450
Freeport-McMoRan, Inc.	83,937	3,177,855
Martin Marietta Materials, Inc.	3,707	1,772,428
		7,489,733
Real Estate - 11.1%
CubeSmart	84,348	3,602,503
Extra Space Storage, Inc.	11,413	1,694,716
Mid-America Apartment Communities, Inc.	19,627	3,289,093
Ryman Hospitality Properties, Inc. (b)	22,009	2,012,503

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Common Stocks - 98.6% (Continued)	Shares	Fair Value
Real Estate - 11.1% (Continued)
SBA Communications Corp., Class A	10,385	$2,284,804
Ventas, Inc.	24,105	1,657,460
		14,541,079
Utilities - 1.4%
UGI Corp. (b)	54,440	1,800,331

Total Common Stocks (Cost $85,637,480)		$128,577,288

Registered Investment Companies - 3.6%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.29% (c)	3,101,448	$3,101,448
State Street Navigator Securities Lending Portfolio I, 4.12% (c)(d)	1,540,675	1,540,675
Total Registered Investment Companies (Cost $4,642,123)		$4,642,123

Total Investment Securities - 102.2% (Cost $90,279,603)		$133,219,411

Liabilities in Excess of Other Assets - (2.2)%		(2,891,795)

Net Assets - 100.0%		$130,327,616

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $7,064,605.
(c)	The rate shown is the 7-day effective yield as of March 31, 2025.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $5,679,014.

plc -	Public Limited Company

Diamond Hill Large Cap Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Common Stocks - 97.8%	Shares	Fair Value
Communication Services - 1.5%
Walt Disney Co. (The)	1,273,181	$125,662,965

Consumer Discretionary - 10.9%
Amazon.com, Inc. (a)	667,733	127,042,881
CarMax, Inc. (a)	2,629,077	204,857,680
General Motors Co. (b)	4,474,744	210,447,210
Lululemon Athletica, Inc. (a)	476,316	134,826,007
NVR, Inc. (a)	17,619	127,638,907
Starbucks Corp. (b)	1,130,793	110,919,485
		915,732,170
Consumer Staples - 9.2%
Colgate-Palmolive Co.	2,782,371	260,708,163
General Mills, Inc. (b)	2,422,148	144,820,229
Sysco Corp.	3,347,696	251,211,108
Target Corp. (b)	1,133,077	118,247,916
		774,987,416
Energy - 6.1%
ConocoPhillips	2,884,678	302,948,884
Diamondback Energy, Inc.	1,317,422	210,629,429
		513,578,313
Financials - 24.9%
American International Group, Inc.	4,952,039	430,530,271
Aon plc, Class A	617,961	246,622,055
Bank of America Corp. (b)	5,976,355	249,393,294
Berkshire Hathaway, Inc., Class B (a)	721,261	384,129,183
Capital One Financial Corp.	958,424	171,845,423
Hartford Insurance Group, Inc. (The)	854,952	105,783,211
KeyCorp	7,898,724	126,300,597
MetLife, Inc. (b)	2,167,939	174,063,822
Nasdaq, Inc.	1,374,553	104,273,591
Visa, Inc., Class A (b)	305,890	107,202,209
		2,100,143,656
Health Care - 14.6%
Abbott Laboratories (b)	2,762,548	366,451,992
Becton, Dickinson and Co.	729,942	167,200,515

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Common Stocks - 97.8% (Continued)	Shares	Fair Value
Health Care - 14.6% (Continued)
HCA Healthcare, Inc.	492,861	$170,308,119
Labcorp Holdings, Inc.	800,781	186,373,770
Medtronic plc (b)	1,354,957	121,756,436
Pfizer, Inc.	8,412,726	213,178,477
		1,225,269,309
Industrials - 15.8%
Builders FirstSource, Inc. (a)	947,205	118,343,793
Caterpillar, Inc. (b)	352,051	116,106,420
Deere & Co.	218,118	102,373,683
Ferguson Enterprises, Inc.	1,064,542	170,571,565
L3Harris Technologies, Inc. (b)	567,508	118,785,099
Regal Rexnord Corp. (b)	1,093,712	124,519,111
SS&C Technologies Holdings, Inc.	1,975,767	165,035,818
Union Pacific Corp. (b)	872,537	206,128,141
Waste Management, Inc.	902,273	208,885,222
		1,330,748,852
Information Technology - 6.6%
Accenture plc, Class A	346,419	108,096,585
Salesforce, Inc.	580,587	155,806,327
Texas Instruments, Inc.	1,603,926	288,225,502
		552,128,414
Materials - 4.4%
International Paper Co. (b)	2,337,036	124,680,871
Martin Marietta Materials, Inc.	311,778	149,070,415
Nucor Corp.	828,644	99,719,019
		373,470,305
Real Estate - 3.8%
Extra Space Storage, Inc.	850,352	126,268,768
SBA Communications Corp., Class A	862,979	189,864,010
		316,132,778

Total Common Stocks (Cost $6,677,005,429)		$8,227,854,178

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Registered Investment Companies - 3.6%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.29% (c)	193,984,748	$193,984,748
State Street Navigator Securities Lending Portfolio I, 4.12% (c)(d)	113,553,616	113,553,616
Total Registered Investment Companies (Cost $307,538,364)		$307,538,364

Total Investment Securities - 101.4% (Cost $6,984,543,793)		$8,535,392,542

Liabilities in Excess of Other Assets - (1.4)%		(119,014,145)

Net Assets - 100.0%		$8,416,378,397

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $148,115,486.
(c)	The rate shown is the 7-day effective yield as of March 31, 2025.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $37,525,212.

plc -	Public Limited Company

Diamond Hill Large Cap Concentrated Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Common Stocks - 95.1%	Shares	Fair Value
Consumer Discretionary - 8.2%
General Motors Co.	38,684	$1,819,309
Lululemon Athletica, Inc. (a)	5,223	1,478,422
		3,297,731
Consumer Staples - 9.6%
Colgate-Palmolive Co.	17,923	1,679,385
Sysco Corp.	29,046	2,179,612
		3,858,997
Energy - 6.9%
ConocoPhillips	26,191	2,750,579

Financials - 24.1%
American International Group, Inc.	40,283	3,502,204
Aon plc, Class A	4,345	1,734,046
Bank of America Corp.	42,567	1,776,321
Berkshire Hathaway, Inc., Class B (a)	4,986	2,655,444
		9,668,015
Health Care - 17.8%
Abbott Laboratories	19,136	2,538,390
HCA Healthcare, Inc.	4,085	1,411,572
Labcorp Holdings, Inc.	6,468	1,505,362
Pfizer, Inc.	65,856	1,668,791
		7,124,115
Industrials - 15.6%
Ferguson Enterprises, Inc.	9,559	1,531,639
SS&C Technologies Holdings, Inc.	17,755	1,483,075
Union Pacific Corp.	7,164	1,692,423
Waste Management, Inc.	6,701	1,551,349
		6,258,486
Information Technology - 5.9%
Texas Instruments, Inc.	13,015	2,338,795

Materials - 2.7%
Martin Marietta Materials, Inc.	2,278	1,089,180

Diamond Hill Large Cap Concentrated Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Common Stocks - 95.1% (Continued)	Shares	Fair Value
Real Estate - 4.3%
SBA Communications Corp., Class A	7,880	$1,733,679

Total Common Stocks (Cost $34,533,538)		$38,119,577

Registered Investment Companies - 2.6%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.29% (a) (Cost $1,037,170)	1,037,170	$1,037,170

Total Investment Securities - 97.7% (Cost $35,570,708)		$39,156,747

Other Assets in Excess of Liabilities - 2.3%		933,476

Net Assets - 100.0%		$40,090,223

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

plc -	Public Limited Company

Diamond Hill Select Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Common Stocks - 96.3%	Shares	Fair Value
Consumer Discretionary - 17.7%
CarMax, Inc. (a)	260,649	$20,309,770
General Motors Co.	379,629	17,853,952
Lululemon Athletica, Inc. (a)	55,746	15,779,463
Red Rock Resorts, Inc., Class A (b)	650,496	28,212,012
Starbucks Corp.	144,434	14,167,531
		96,322,728
Energy - 4.3%
Diamondback Energy, Inc.	147,021	23,505,717

Financials - 24.9%
American International Group, Inc.	461,459	40,119,245
Bank of America Corp.	264,063	11,019,349
Capital One Financial Corp.	121,390	21,765,227
KeyCorp	1,144,055	18,293,439
Mr. Cooper Group, Inc. (a)	368,783	44,106,447
		135,303,707
Health Care - 8.3%
Abbott Laboratories	129,202	17,138,645
HCA Healthcare, Inc.	35,141	12,142,973
Pfizer, Inc.	634,842	16,086,896
		45,368,514
Industrials - 27.4%
Builders FirstSource, Inc. (a)	82,202	10,270,318
Cimpress plc (a)(b)	663,689	30,018,653
Huntington Ingalls Industries, Inc.	123,191	25,135,892
Regal Rexnord Corp.	236,248	26,896,835
SS&C Technologies Holdings, Inc.	242,270	20,236,813
Union Pacific Corp.	79,463	18,772,339
WESCO International, Inc.	111,879	17,374,809
		148,705,659
Information Technology - 4.4%
Coherent Corp. (a)	172,378	11,194,227
Texas Instruments, Inc.	71,664	12,878,021
		24,072,248

Diamond Hill Select Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Common Stocks - 96.3% (Continued)	Shares	Fair Value
Materials - 6.6%
Ashland, Inc.	406,331	$24,091,365
International Paper Co.	222,765	11,884,513
		35,975,878
Real Estate - 2.7%
SBA Communications Corp., Class A	65,567	14,425,396

Total Common Stocks (Cost $415,414,662)		$523,679,847

Registered Investment Companies - 3.0%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.29% (c)	15,402,263	$15,402,263
State Street Navigator Securities Lending Portfolio I, 4.12% (c)(d)	821,212	821,212
Total Registered Investment Companies (Cost $16,223,475)		$16,223,475

Total Investment Securities - 99.3% (Cost $431,638,137)		$539,903,322

Other Assets in Excess of Liabilities - 0.7%		3,914,072

Net Assets - 100.0%		$543,817,394

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $803,612.
(c)	The rate shown is the 7-day effective yield as of March 31, 2025.
(d)	This security was purchased using cash collateral held from securities on loan.

plc -	Public Limited Company

Diamond Hill Long-Short Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Common Stocks - 90.4%	Shares	Fair Value
Communication Services - 9.8%
Alphabet, Inc., Class A	421,390	$65,163,750
Comcast Corp., Class A	363,204	13,402,228
Meta Platforms, Inc., Class A	125,079	72,090,532
Verizon Communications, Inc.	233,535	10,593,148
Walt Disney Co. (The)	283,455	27,977,008
		189,226,666
Consumer Discretionary - 8.6%
Amazon.com, Inc. (a)	184,032	35,013,928
Lear Corp. (b)	339,882	29,984,390
Lululemon Athletica, Inc. (a)(c)	85,592	24,227,671
TJX Cos., Inc. (The)	134,416	16,371,869
Ulta Beauty, Inc. (a)(b)	161,180	59,078,917
		164,676,775
Consumer Staples - 3.2%
Constellation Brands, Inc., Class A	153,871	28,238,406
Sysco Corp. (b)	455,130	34,152,955
		62,391,361
Energy - 4.8%
Chevron Corp. (b)	190,769	31,913,746
Coterra Energy, Inc. (b)	1,151,653	33,282,772
Diamondback Energy, Inc.	173,243	27,698,091
		92,894,609
Financials - 20.8%
American International Group, Inc. (b)	991,695	86,217,963
Bank of America Corp. (c)	717,982	29,961,389
Berkshire Hathaway, Inc., Class B (a)	58,824	31,328,486
Capital One Financial Corp.	142,665	25,579,834
Citigroup, Inc. (c)	1,192,784	84,675,736
Fidelity National Information Services, Inc. (b)	349,785	26,121,944
Hartford Insurance Group, Inc. (The)	222,349	27,511,242
KKR & Co., Inc.	87,688	10,137,610
Morgan Stanley	181,422	21,166,505
Truist Financial Corp. (b)(c)	727,240	29,925,926
Visa, Inc., Class A (b)	79,702	27,932,363
		400,558,998

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Common Stocks - 90.4% (Continued)	Shares	Fair Value
Health Care - 14.6%
Abbott Laboratories	269,012	$35,684,442
Becton, Dickinson and Co. (b)	104,851	24,017,170
Enovis Corp. (a)(b)	654,925	25,024,684
HCA Healthcare, Inc.	106,006	36,630,373
Labcorp Holdings, Inc. (b)	100,994	23,505,344
Medtronic plc	296,451	26,639,087
Perrigo Co. plc (b)	1,007,290	28,244,412
Pfizer, Inc.	1,140,921	28,910,938
Solventum Corp. (a)(b)	303,738	23,096,238
Teleflex, Inc. (b)	209,130	28,899,675
		280,652,363
Industrials - 12.7%
Builders FirstSource, Inc. (a)	273,048	34,114,617
ESAB Corp. (b)	95,425	11,117,012
Johnson Controls International plc (b)	146,200	11,712,082
L3Harris Technologies, Inc. (b)	124,785	26,118,748
Parker-Hannifin Corp. (b)	84,596	51,421,679
SS&C Technologies Holdings, Inc. (b)	619,000	51,705,070
WNS Holdings Ltd. (a)(b)	937,862	57,669,134
		243,858,342
Information Technology - 12.0%
Ciena Corp. (a)	306,548	18,524,696
Microsoft Corp. (b)(c)	207,496	77,891,923
Salesforce, Inc. (c)	128,805	34,566,110
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	285,204	47,343,864
Texas Instruments, Inc.	123,441	22,182,348
VeriSign, Inc. (a)(c)	117,450	29,817,031
		230,325,972
Materials - 1.6%
Ashland, Inc.	116,849	6,927,977
Freeport-McMoRan, Inc.	617,281	23,370,259
		30,298,236
Real Estate - 1.0%
Extra Space Storage, Inc.	132,584	19,687,398

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Common Stocks - 90.4% (Continued)	Shares	Fair Value
Utilities - 1.3%
Dominion Energy, Inc. (b)	447,075	$25,067,495

Total Common Stocks (Cost $1,111,792,881)		$1,739,638,215

Registered Investment Companies - 22.4%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.29% (d)	185,030,960	$185,030,960
State Street Navigator Securities Lending Portfolio I, 4.12% (d)(e)	246,942,960	246,942,960
Total Registered Investment Companies (Cost $431,973,920)		$431,973,920

Total Investment Securities - 112.8% (Cost $1,543,766,801)		$2,171,612,135

Segregated Cash With Custodian - 33.1%		637,246,817

Investments Sold Short - (32.6)% (Proceeds $601,686,959)		(627,270,892)

Liabilities in Excess of Other Assets - (13.3)%		(256,527,987)

Net Assets - 100.0%		$1,925,060,073

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $244,560,983.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of March 31, 2025.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR -	American Depositary Receipt
plc -	Public Limited Company

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

March 31, 2025 (Unaudited)

Common Stocks - 32.6%	Shares	Fair Value
Consumer Discretionary - 9.9%
Acushnet Holdings Corp.	342,697	$23,529,576
Carvana Co.	9,095	1,901,583
Cheesecake Factory, Inc. (The)	246,042	11,972,404
Choice Hotels International, Inc.	118,017	15,670,297
Deckers Outdoor Corp.	48,575	5,431,171
eBay, Inc.	272,568	18,461,031
GameStop Corp., Class A	863,181	19,266,200
Garmin Ltd.	178,037	38,657,174
Royal Caribbean Cruises Ltd.	103,245	21,210,653
Shake Shack, Inc., Class A	62,524	5,512,741
Sweetgreen, Inc., Class A	840,256	21,023,205
United Parks and Resorts, Inc.	79,146	3,597,977
YETI Holdings, Inc.	140,550	4,652,205
		190,886,217
Consumer Staples - 3.0%
Clorox Co. (The)	68,255	10,050,549
Sprouts Farmers Market, Inc.	146,256	22,324,516
WD-40 Co.	101,510	24,768,440
		57,143,505
Financials - 4.8%
Affirm Holdings, Inc., Class A	249,717	11,284,711
Bank of Hawaii Corp.	370,455	25,550,281
Commerce Bancshares, Inc.	409,694	25,495,258
First Financial Bankshares, Inc.	159,392	5,725,361
Palomar Holdings, Inc.	183,366	25,135,811
		93,191,422
Health Care - 1.6%
Doximity, Inc., Class A	369,350	21,433,381
Penumbra, Inc.	32,445	8,676,117
		30,109,498
Industrials - 4.4%
ArcBest Corp.	126,154	8,903,949
Core & Main, Inc., Class A	457,373	22,095,690
Federal Signal Corp.	215,720	15,866,206
Matson, Inc.	179,660	23,027,022

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short (Continued)

March 31, 2025 (Unaudited)

Common Stocks - 32.6% (Continued)	Shares	Fair Value
Industrials - 4.4% (Continued)
Mueller Industries, Inc.	126,525	$9,633,614
Powell Industries, Inc.	21,970	3,742,150
Robert Half, Inc.	36,265	1,978,256
		85,246,887
Information Technology - 6.1%
Alarm.com Holdings, Inc.	483,704	26,918,128
Asana, Inc., Class A	148,303	2,160,775
Badger Meter, Inc.	55,965	10,647,341
F5, Inc.	60,612	16,139,157
International Business Machines Corp.	171,020	42,525,833
Samsara, Inc., Class A	330,256	12,658,712
Teradata Corp.	261,355	5,875,260
		116,925,206
Materials - 0.4%
Silgan Holdings, Inc.	140,153	7,164,621

Real Estate - 1.8%
eXp World Holdings, Inc.	1,118,051	10,934,539
Vornado Realty Trust	667,970	24,708,210
		35,642,749
Utilities - 0.6%
Ormat Technologies, Inc.	154,879	10,960,787

Total Investments Sold Short - 32.6% (Proceeds $601,686,959)		$627,270,892

Diamond Hill International Fund

Schedule of Investments

March 31, 2025

Common Stocks - 93.1%	Shares	Fair Value
Argentina - 1.2%
Arcos Dorados Holdings, Inc., Class A	234,596	$1,890,844

Australia - 1.1%
Whitehaven Coal Ltd.	507,080	1,744,677

Belgium - 1.7%
UCB SA	15,078	2,656,178

Canada - 6.0%
Boardwalk Real Estate Investment Trust	16,335	761,769
Canadian Natural Resources Ltd. (a)	114,347	3,518,956
Capstone Copper Corp. (a)(b)	183,672	945,894
Imperial Oil Ltd. (a)	33,052	2,387,832
North West Co., Inc. (The)	45,611	1,611,597
		9,226,048
China - 3.6%
Alibaba Group Holding Ltd.	206,900	3,423,522
Tencent Holdings Ltd.	34,500	2,204,512
		5,628,034
Finland - 1.4%
Konecranes OYJ	33,466	2,142,940

France - 4.1%
Safran SA	14,998	3,950,916
Veolia Environnement SA	68,321	2,350,987
		6,301,903
Germany - 4.0%
Evotec SE (b)	116,206	769,332
Gerresheimer AG	26,505	2,019,711
Krones AG	25,116	3,427,350
		6,216,393
India - 3.6%
Arvind Ltd.	284,551	1,044,895
HDFC Bank Ltd. - ADR	67,301	4,471,478
		5,516,373

Diamond Hill International Fund

Schedule of Investments (Continued)

March 31, 2025

Common Stocks - 93.1% (Continued)	Shares	Fair Value
Ireland - 1.1%
ICON plc (b)	9,394	$1,643,856

Japan - 7.7%
Hitachi Ltd.	68,300	1,604,007
Japan Petroleum Exploration Co. Ltd. (a)	299,500	2,333,416
Max Co. Ltd.	108,400	3,081,703
Mitsubishi Shokuhin Co. Ltd.	85,700	2,816,394
Toyo Suisan Kaisha Ltd.	34,400	2,036,362
		11,871,882
Korea (Republic of) - 2.1%
Samsung Electronics Co. Ltd.	81,020	3,210,310

Mexico - 2.8%
Wal-Mart de Mexico SAB de CV (a)	1,583,351	4,376,257

Netherlands - 6.8%
Allfunds Group plc	380,258	2,189,854
EXOR NV	53,889	4,896,545
Prosus NV	75,095	3,490,786
		10,577,185
Sweden - 2.5%
Epiroc AB, Class B	110,470	1,946,054
Spotify Technology SA (b)	3,396	1,867,902
		3,813,956
Switzerland - 9.6%
Compagnie Financiere Richemont SA, Class A	22,666	3,957,561
Nestlé SA	18,811	1,901,384
Novartis AG - ADR	34,277	3,821,200
Roche Holdings AG	10,622	3,496,745
Sandoz Group AG	38,814	1,627,978
		14,804,868
Taiwan Province of China - 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	28,960	4,807,360

Diamond Hill International Fund

Schedule of Investments (Continued)

March 31, 2025

Common Stocks - 93.1% (Continued)	Shares	Fair Value
United Kingdom - 24.6%
Beazley plc	231,244	$2,785,309
Big Yellow Group plc	92,198	1,113,053
British American Tobacco plc	74,770	3,067,684
Bunzl plc	89,439	3,440,725
Compass Group plc	118,363	3,915,383
Glencore plc	740,561	2,710,809
Howden Joinery Group plc	317,238	2,967,181
Imperial Brands plc	64,385	2,382,592
Melrose Industries plc	251,747	1,554,137
Smith & Nephew plc	238,518	3,354,490
Tesco plc	1,128,500	4,855,591
Unilever plc	99,081	5,906,712
		38,053,666
United States - 6.1%
Aurinia Pharmaceuticals, Inc. (a)(b)	70,099	563,596
CNH Industrial NV (a)	222,906	2,737,286
Ferguson Enterprises, Inc.	10,867	1,724,765
uniQure NV (a)(b)	82,653	876,122
Willis Towers Watson plc	10,663	3,603,561
		9,505,330

Total Common Stocks (Cost $132,311,903)		$143,988,060

Diamond Hill International Fund

Schedule of Investments (Continued)

March 31, 2025

Registered Investment Companies - 12.0%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.29% (c)	10,368,389	$10,368,389
State Street Navigator Securities Lending Portfolio I, 4.12% (c)(d)	8,213,815	8,213,815
Total Registered Investment Companies (Cost $18,582,204)		$18,582,204

Total Investment Securities - 105.1% (Cost $150,894,107)		$162,570,264

Liabilities in Excess of Other Assets - (5.1)%		(7,941,376)

Net Assets - 100.0%		$154,628,888

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $8,492,213.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of March 31, 2025.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $699,730.

AB -	Aktiebolag
ADR -	American Depositary Receipt
AG -	Aktiengesellschaft
NV -	Naamloze Vennootschap
OYJ -	Julkinen Osakeyhito
plc -	Public Limited Company
SA -	Societe Anonyme
SAB de CV -	Societe Anonima Bursatil de Capital Variable
SE -	Societe Europaea

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Corporate Credit - 1.9%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 0.7%
American Express Co. (a)	6.338%	10/30/26	$1,000,000	$1,009,662
American Express Co. (b)	2.550%	03/04/27	500,000	483,241
American Express Co.	5.043%	07/26/28	500,000	506,293
Bank of America Corp. (1* SOFR + 115) (a)	1.319%	06/19/26	776,000	770,454
Citibank NA	4.876%	11/19/27	1,750,000	1,758,335
Discover Bank (b)	3.450%	07/27/26	801,000	787,531
Fifth Third Bancorp	1.707%	11/01/27	1,200,000	1,144,323
HSBC Holdings plc	5.597%	05/17/28	4,000,000	4,066,330
JPMorgan Chase & Co.	1.470%	09/22/27	3,800,000	3,634,717
Key Bank NA (b)	5.850%	11/15/27	2,000,000	2,054,652
Key Bank NA (b)	4.390%	12/14/27	1,600,000	1,588,339
PNC Bank NA	4.775%	01/15/27	3,000,000	3,002,057
Royal Bank of Canada (a)	4.522%	10/18/28	500,000	498,715
Toronto-Dominion Bank (The) (b)	4.861%	01/31/28	2,925,000	2,957,529
US Bancorp	6.787%	10/26/27	900,000	929,889
Wells Fargo & Co. (1* SOFR + 200) (a)	2.188%	04/30/26	1,675,000	1,671,503
Wells Fargo & Co., Series Q	3.196%	06/17/27	1,500,000	1,475,739
				28,339,309
Communications - 0.1%
Netflix, Inc. (c)	3.625%	06/15/25	3,750,000	3,739,897

Consumer Cyclical - 0.4%
Dollar Tree, Inc.	4.000%	05/15/25	1,600,000	1,597,984
Ford Motor Credit Co., LLC	5.850%	05/17/27	5,000,000	5,026,217
General Motors Financial Co.	1.250%	01/08/26	3,700,000	3,599,458
General Motors Financial Co. (b)	5.050%	04/04/28	2,000,000	2,002,065
Hyundai Capital America (c)	6.250%	11/03/25	900,000	907,072
Hyundai Capital America (c)	5.650%	06/26/26	900,000	909,820
Volkswagen Group America (c)	4.900%	08/14/26	800,000	800,974
				14,843,590
Consumer Non-Cyclical - 0.0% (d)
Pfizer, Inc. (b)	4.450%	05/19/26	900,000	901,448

Electric - 0.4%
DTE Energy Co.	1.050%	06/01/25	500,000	496,669

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Corporate Credit - 1.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 0.4% (Continued)
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	$14,000,000	$14,041,019
				14,537,688
Energy - 0.0% (d)
Energy Transfer, LP (b)	6.050%	12/01/26	500,000	510,893
Energy Transfer, LP (b)	5.500%	06/01/27	1,000,000	1,015,212
				1,526,105
Insurance - 0.1%
Jackson National Life Global Funding (c)	5.550%	07/02/27	3,150,000	3,209,452
Pricoa Global Funding (c)	4.400%	08/27/27	1,000,000	1,000,743
Principal Life Global Funding II (c)	4.600%	08/19/27	500,000	501,139
RGA Global Funding (c)	2.000%	11/30/26	800,000	769,048
				5,480,382
Technology - 0.1%
Broadcom, Inc. (b)	5.050%	07/12/27	4,225,000	4,278,251
Dell International, LLC / EMC Corp.	4.900%	10/01/26	300,000	301,164
				4,579,415
Transportation - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	323,626	322,479
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,259,000	1,198,975
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	511,458	520,844
				2,042,298

Total Corporate Credit (Cost $75,647,012)				$75,990,132

Securitized - 80.1%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.5%
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	$3,588,000	$3,403,206
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	604,600	595,890

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.5% (Continued)
Diamond Resorts Owner Trust, Series 2021-1A, Class D (c)	3.830%	11/21/33	$172,743	$170,008
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	8,850,000	8,633,125
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(c)	3.620%	07/25/26	9,900,000	9,313,212
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	14,280,000	13,494,590
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	4,850,000	4,929,289
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (c)	5.520%	02/22/55	8,469,313	7,986,655
Helios Issuer, LLC, Series 2022-C, Class C (c)(e)	6.000%	11/22/49	4,091,443	3,341,371
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	506,694	492,460
Holiday Inn Timeshare Trust, Series 2020-A, Class D (c)	5.500%	10/09/39	235,672	229,352
Holiday Inn Timeshare Trust, Series 2020-A, Class E (c)	6.500%	10/09/39	1,343,328	1,287,471
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	2,091,475	1,693,868
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	1,624,600	1,274,399
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	289,170	257,748
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (c)	3.100%	04/20/46	867,769	753,355
Mosaic Solar Loans, LLC, Series 2021-1, Class D (c)(e)	3.710%	12/20/46	442,361	363,119
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)(e)	8.180%	09/22/53	11,000,000	7,812,182
MVW Own Trust, Series 2021-1W, Class D (c)	3.170%	01/22/41	1,048,586	993,197
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR + 425) (a)(c)	8.590%	05/25/27	3,625,000	3,668,212

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.5% (Continued)
PowerPay Issuance Trust, Series 2024-1A, Class A (c)	6.530%	02/18/39	$4,009,789	$4,102,905
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	825,383	765,134
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	90,670	89,500
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class A (c)	1.830%	11/15/55	11,300,000	11,087,028
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class B (c)	2.130%	11/15/55	2,213,000	2,170,714
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class C (c)	2.420%	11/15/55	1,000,000	978,340
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class D (c)	3.160%	11/15/55	4,118,000	4,031,802
Stream Innovations Issuer Trust, Series 2024-1A, Class A (c)	6.270%	07/15/44	6,416,660	6,694,851
				100,612,983
Agency MBS CMO - 4.2%
FHLMC, Series 2979, Class FP (1* SOFR + 45) (a)	4.913%	05/15/35	217,920	215,742
FHLMC, Series 3121, Class FM (1* SOFR + 40) (a)	4.863%	03/15/36	168,802	167,845
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	5.553%	11/15/37	2,020,939	2,008,237
FHLMC, Series 3925, Class FL (1* SOFR + 45) (a)	4.913%	01/15/41	25,214	25,169
FHLMC, Series 3895, Class BF (1* SOFR + 50) (a)	4.963%	07/15/41	140,056	138,855
FHLMC, Series 4314, Class PF (1* SOFR + 40) (a)	4.863%	07/15/43	50,124	49,920
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	612,413
FHLMC, Pool #QH-5181	6.000%	11/01/53	10,531,589	10,737,290
FNMA, Series 2013-97, Class ZB	3.500%	09/25/33	10,437,852	10,191,500
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (a)	5.104%	07/25/36	328,086	323,535

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 4.2% (Continued)
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (a)	4.834%	11/25/36	$148,570	$147,006
FNMA, Series 2010-136, Class FA (1* SOFR + 50) (a)	4.954%	12/25/40	157,829	156,133
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	3,708,251	3,477,890
FNMA, Series 2012-33, Class F (1* SOFR + 52) (a)	4.974%	04/25/42	77,794	77,278
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	1,812,204	1,720,943
FNMA, Series 2023-14, Class G	6.000%	06/25/48	4,514,612	4,581,688
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	615,956	612,243
GNMA, Series 2023-81, Class QV	5.500%	05/20/34	6,034,001	6,127,913
GNMA, Series 2023-81, Class MV	5.500%	05/20/34	8,820,432	8,966,430
GNMA, Series 2023-133, Class GV	6.000%	07/20/34	3,584,442	3,664,977
GNMA, Series 2023-154, Class V	6.500%	07/20/34	11,323,074	11,669,137
GNMA, Series 2023-154, Class VA	6.000%	08/20/34	8,177,288	8,342,418
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	8,190,403	8,429,942
GNMA, Series 2024-20, Class KV	6.000%	12/20/34	8,849,381	9,138,822
GNMA, Series 2024-43, Class NV	6.000%	01/20/35	16,507,857	16,927,982
GNMA, Series 2024-42, Class DV	6.000%	01/20/35	7,365,747	7,497,713
GNMA, Series 2023-67, Class AC	6.000%	05/20/53	7,826,380	8,019,929
GNMA, Series 2023-151, Class BZ	6.500%	10/20/53	6,500,312	6,713,197
GNMA, Series 2024-184, Class PA	6.500%	09/20/54	10,521,921	10,816,997
GNMA, Series 2025-004, Class MA	6.000%	01/20/62	24,992,811	25,631,632
GNMA, Series 2012-H29, Class SA (1* TSFR1M + 63) (a)	4.938%	10/20/62	178,783	178,562
GNMA, Series 2012-H23, Class SA (1* TSFR1M + 64) (a)	4.953%	10/20/62	535,676	535,088
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (a)	6.142%	05/20/66	42,157	42,302
				167,946,728
Agency MBS CMO Derivatives - 0.0% (d)
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (a)	2.147%	05/15/36	343,390	38,302
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	469,197	10,024
FNMA, Series 301, Class (PO)	0.000%	04/25/29	86,390	79,689

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.0% (d) (Continued)
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (a)	2.096%	05/25/40	$243,962	$23,544
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	358,566	61,675
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	175,625	1,552
				214,786
Agency MBS Passthrough - 2.2%
FHLMC, Pool #QH-5484	1.500%	11/01/31	23,832,079	22,182,704
FHLMC, Pool #SC-0118	2.500%	01/01/41	1,896,710	1,673,094
FHLMC, Pool #G6-0257	5.500%	06/01/41	292,362	298,055
FHLMC, Pool #84-1354	3.480%	11/01/48	3,415,992	3,488,145
FHLMC, Pool #QG-9457	6.500%	08/01/53	10,776,083	11,274,164
FNMA, Pool #AL8682	2.000%	07/01/31	4,827,873	4,568,433
FNMA, Pool #CA8542	2.500%	01/01/41	2,031,854	1,797,665
FNMA, Pool #BP6608	2.205%	08/01/50	1,951,041	1,859,186
FNMA, Pool #BM7138	1.694%	10/01/51	6,647,843	6,165,774
GNMA, Pool #CM7497C	5.000%	08/20/52	5,023,249	4,942,766
GNMA, Pool #MA9367	8.000%	12/20/53	6,240,024	6,491,639
GNMA, Pool #CW0334C	7.000%	07/20/63	1,845,466	1,893,348
GNMA, Pool #CW0526C	7.000%	08/20/63	2,428,983	2,492,005
GNMA, Series 2023-112, Class ET	7.000%	08/20/63	15,531,184	16,746,629
				85,873,607
Auto Loan - 7.8%
ACM Auto Trust, Series 2024-2A, Class A (c)	6.060%	02/20/29	4,348,022	4,358,642
ACM Auto Trust, Series 2025-1A, Class A (c)	5.380%	06/20/29	8,287,705	8,299,932
ACM Auto Trust, Series 2023-1A, Class C (c)	8.590%	01/22/30	290,773	291,308
ACM Auto Trust, Series 2024-1A, Class B (c)	11.400%	01/21/31	4,750,000	4,885,907
ACM Auto Trust, Series 2024-2A, Class B (c)	9.210%	08/20/31	2,900,000	2,992,870
ACM Auto Trust, Series 2025-1A, Class B (c)	7.870%	11/20/31	3,500,000	3,552,547
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (c)	2.020%	02/16/27	641,489	640,738
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A (c)	6.460%	04/17/28	6,024,830	6,062,986
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	5,700,000	5,785,628

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 7.8% (Continued)
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (c)	6.870%	06/17/30	$2,200,000	$2,262,166
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class D (c)	12.550%	08/15/30	3,340,000	3,800,055
Chase Auto Credit Linked Notes, Series 2021-3, Class D (c)	1.009%	02/26/29	40,303	40,157
Chase Auto Credit Linked Notes, Series 2021-3, Class E (c)	2.102%	02/26/29	33,586	33,493
CPS Auto Trust, Series 2024-A, Class A (c)	5.710%	09/15/27	3,849,231	3,855,792
CPS Auto Trust, Series 2024-D, Class A (c)	4.910%	06/15/28	15,412,856	15,416,889
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	10,900,000	10,747,414
First Help Financial, LLC, Series 2023-1A, Class C (c)	7.880%	07/15/30	12,907,000	13,325,929
First Help Financial, LLC, Series 2023-2, Class D (c)	9.503%	10/15/30	4,500,000	4,853,397
First Help Financial, LLC, Series 2024-1A, Class C (c)	7.420%	05/15/31	2,500,000	2,616,472
Hertz Vehicle Financing, LLC, Series 2022-5A, Class D (c)	6.780%	09/25/28	10,000,000	9,795,544
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C (c)	6.700%	01/25/29	9,000,000	9,148,176
Hertz Vehicle Financing, LLC, Series 2023-4A, Class D (c)	9.440%	03/25/30	10,000,000	10,424,995
Hertz Vehicle Financing, LLC, Series 2024-2A, Class C (c)	7.650%	01/27/31	5,400,000	5,500,650
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D (c)	10.300%	01/27/31	5,500,000	5,753,483
Lobel Automobile Receivables Trust, Series 2023-2, Class A (c)	7.590%	04/16/29	1,027,226	1,031,272
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (c)	8.200%	05/20/36	5,700,000	5,818,355
Merchants Fleet Funding, LLC, Series 2023-1A, Class E (c)	10.800%	05/20/36	9,640,000	9,899,865
Merchants Fleet Funding, LLC, Series 2024-1A, Class E (c)	9.350%	04/02/37	3,000,000	3,041,503

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 7.8% (Continued)
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class A (c)	7.090%	06/25/32	$10,335,255	$10,445,351
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class B (c)	7.960%	06/25/32	3,889,965	3,958,703
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class C (c)	10.000%	06/25/32	4,862,457	4,868,824
Research-Driven Pagaya Motor Asset Trust I, Series 2024-3A, Class C (c)	6.460%	03/25/33	5,750,000	5,766,235
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A (c)	5.415%	06/27/33	55,000,000	54,986,624
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class B (c)	6.020%	06/27/33	21,000,000	21,025,870
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (c)	6.675%	06/27/33	21,975,000	22,014,502
Tricolor Auto Securitization Trust, Series 2024-1A, Class A (c)	6.610%	10/15/27	2,761,646	2,779,254
Tricolor Auto Securitization Trust, Series 2024-2A, Class A (c)	6.360%	12/15/27	3,006,632	3,025,314
Tricolor Auto Securitization Trust, Series 2024-2A, Class B (c)	6.570%	02/15/28	5,750,000	5,846,317
Tricolor Auto Securitization Trust, Series 2024-2A, Class C (c)	6.930%	04/17/28	2,500,000	2,546,736
Tricolor Auto Securitization Trust, Series 2024-2A, Class D (c)	7.610%	08/15/28	6,000,000	6,150,412
Tricolor Auto Securitization Trust, Series 2024-3A, Class B (c)	5.360%	09/15/28	2,875,000	2,892,290
Tricolor Auto Securitization Trust, Series 2024-3A, Class D (c)	6.340%	04/16/29	2,930,000	2,969,991
Tricolor Auto Securitization Trust, Series 2025-1, Class E (c)	10.370%	04/15/32	2,000,000	2,022,539
US Bank NA, Series 2023-1, Class B (c)	6.789%	08/25/32	1,108,136	1,122,285
Veros Auto Receivables Trust, Series 2021-1, Class C (c)	3.640%	08/15/28	2,838,609	2,828,370

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 7.8% (Continued)
Veros Auto Receivables Trust, Series 2023-1, Class A (c)	7.120%	11/15/28	$746,430	$748,767
				310,234,549
CRE/CLO - 4.1%
A10 Securitization, Series 2021-D, Class D (c)	4.409%	10/01/38	7,546,818	6,908,033
A10 Securitization, Series 2021-D, Class E (c)	4.937%	10/01/38	3,575,985	3,192,911
Acre Commercial Mortgage Trust, Series 2021-FL4, Class C (c)	6.163%	12/18/37	3,000,000	2,948,967
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (a)(c)	7.013%	12/18/37	6,000,000	5,889,342
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (a)(c)	7.513%	12/18/37	2,000,000	1,951,628
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (a)(c)	6.334%	11/15/37	6,247,146	6,240,087
BXMT Ltd., Series 2020-FL3, Class D (1* TSFR1M + 291) (a)(c)	7.234%	11/15/37	1,250,000	1,170,471
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (a)(c)	5.834%	02/15/38	5,250,000	5,171,192
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(c)	6.384%	02/15/38	8,161,000	7,633,383
BXMT Ltd., Series 2020-FL2, Class E (1* TSFR1M + 216) (a)(c)	6.484%	02/15/38	3,500,000	3,003,192
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(c)	6.684%	05/15/38	13,250,000	11,806,677
BXMT Ltd., Series 2021-FL4, Class A (1* TSFR1M + 116) (a)(c)	5.484%	05/17/38	31,876,052	31,590,538
HERA Commercial Mortgage Ltd., Series 2021-FL1, Class C (1* TSFR1M + 206) (a)(c)	6.381%	02/18/38	10,000,000	9,819,160
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (a)(c)	5.634%	07/15/36	3,575,000	3,556,353
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C (1* TSFR1M + 196) (a)(c)	6.284%	07/16/36	7,650,000	7,496,985

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 4.1% (Continued)
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class AS (1* TSFR1M + 319) (a)(c)	7.504%	09/17/37	$10,000,000	$10,014,230
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class B (1* TSFR1M + 374) (a)(c)	8.052%	09/17/37	6,000,000	6,008,478
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(c)	10.046%	09/17/37	1,250,000	1,251,460
MF1 Multifamily Housing Mortgage Loan Trust, Series 2023-FL12, Class D (1* TSFR1M + 527) (a)(c)	9.589%	10/19/38	11,550,000	11,661,446
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class B (1* TSFR1M + 249) (a)(c)	6.797%	08/18/41	4,500,000	4,504,869
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class C (1* TSFR1M + 294) (a)(c)	7.246%	08/18/41	7,500,000	7,512,322
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class D (1* TSFR1M + 404) (a)(c)	8.344%	08/18/41	6,500,000	6,497,712
PFP III, Series 2024-11, Class D (1* TSFR1M + 409) (a)(c)	8.410%	09/17/39	6,000,000	6,000,684
Starwood Commercial Mortgage Trust, Series 2019-FL1, Class AS (1* TSFR1M + 151) (a)(c)	5.834%	07/15/38	27,650	27,595
				161,857,715
Credit Cards - 5.3%
Avant Credit Card Master Trust, Series 2024-1A, Class E (c)	13.150%	04/15/30	5,000,000	5,157,790
Continental Finance Credit Card, LLC, Series 2021-A, Class A (c)	2.550%	12/17/29	5,295,072	5,273,032
Continental Finance Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	16,700,000	16,537,664
Continental Finance Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	12,500,000	12,244,932

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 5.3% (Continued)
Continental Finance Credit Card, LLC, Series 2021-A, Class D (c)	6.010%	12/17/29	$16,210,000	$15,863,117
Continental Finance Credit Card, LLC, Series 24-A, Class D (c)	9.420%	12/15/32	6,500,000	6,546,617
Continental Finance Credit Card, LLC, Series 2024-A, Class E (c)	12.760%	12/15/32	19,728,000	20,248,271
Genesis Sales Finance Master Trust, Series 2024-B, Class C (c)	6.610%	12/20/32	23,333,000	23,507,550
Genesis Sales Finance Master Trust, Series 2024-B, Class D (c)	7.040%	12/20/32	5,500,000	5,545,178
Genesis Sales Finance Master Trust, Series 2024-B, Class E (c)	9.800%	12/20/32	20,000,000	20,213,146
Genesis Sales Finance Master Trust, Series 2024-B, Class F (c)	13.370%	12/20/32	20,167,000	20,629,121
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B (c)	7.430%	07/20/29	5,250,000	5,317,759
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C (c)	10.420%	07/20/29	11,000,000	11,172,864
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class D (c)	14.130%	07/20/29	16,000,000	16,257,758
Mission Lane Credit Card Master Trust, Series 2023-B, Class A (c)	7.690%	11/15/28	3,490,000	3,502,388
Mission Lane Credit Card Master Trust, Series 2024-A, Class C (c)	7.320%	08/15/29	11,000,000	11,175,710
Mission Lane Credit Card Master Trust, Series 2024-A, Class E (c)	13.690%	08/15/29	5,000,000	5,122,440
Mission Lane Credit Card Master Trust, Series 2024-B, Class E (c)	12.190%	01/15/30	5,910,000	5,963,082
				210,278,419
Equipment - 1.2%
CPF IV, LLC, Series 2023-2, Class A (c)	7.480%	03/15/32	6,124,988	6,201,263
CPF IV, LLC, Series 2023-2, Class C (c)	7.560%	03/15/32	7,000,000	6,858,336
Crockett Partners Equipment Co., Series 2024-2A, Class B (c)	6.780%	01/20/31	3,339,394	3,380,055

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 1.2% (Continued)
Crockett Partners Equipment Co., Series 2024-2A, Class C (c)	10.160%	01/20/31	$1,933,333	$1,996,299
Dext ABS, Series 2023-2, Class D (c)	8.300%	05/15/34	2,120,000	2,268,534
NMEF Funding, LLC, Series 2022-B, Class C (c)	8.540%	06/15/29	9,500,000	9,722,344
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	4,500,000	4,605,412
Stellar Jay Ireland DAC, Series 2021-1, Class A (c)	3.967%	10/15/41	10,018,840	9,676,210
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)	5.926%	10/15/41	3,647,013	3,585,728
				48,294,181
HECM - 5.9%
Boston Lending Trust, Series 2022-1, Class M2 (c)	2.750%	02/25/62	1,090,209	961,620
Brean Asset Backed Securities Trust, Series 2022-RM4, Class M1 (c)	3.000%	07/25/62	1,512,326	1,292,917
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A (c)	4.500%	09/25/62	6,744,374	6,477,180
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	4,245,511	3,742,017
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M2 (c)	4.000%	09/25/63	5,041,545	4,676,821
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M2 (c)	4.500%	05/25/64	1,556,239	1,320,377
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M1 (c)	4.500%	05/25/64	1,556,239	1,374,182
Brean Asset Backed Securities Trust, Series 2024-RM8, Class A1 (c)	4.500%	05/25/64	10,673,555	10,358,437
Brean Asset Backed Securities Trust, Series 2024-RM9, Class A1 (c)	5.000%	09/25/64	9,869,345	9,670,566
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A1 (c)	5.000%	01/25/65	18,295,000	17,877,872
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	2,000,000	1,862,900
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M1 (c)	4.500%	03/25/78	4,111,321	3,674,508

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 5.9% (Continued)
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A1 (c)	4.500%	03/25/78	$6,831,885	$6,635,127
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M4 (c)	3.000%	05/25/34	15,000,000	12,711,258
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M2 (c)	3.000%	05/25/34	2,000,000	1,874,546
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1 (c)	3.000%	05/25/34	7,850,000	7,417,414
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A (c)	3.000%	05/25/34	14,218,950	13,927,049
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M3 (c)	3.000%	05/25/34	1,500,000	1,382,003
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A (c)	3.000%	06/25/34	20,286,811	19,839,039
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M1 (c)	3.000%	06/25/34	7,500,000	7,101,707
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M4 (c)	3.000%	06/25/34	8,500,000	7,247,334
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M4 (c)	4.000%	08/25/34	6,000,000	5,145,716
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2 (c)	4.000%	08/25/34	3,250,000	3,089,909
Cascade Funding Mortgage Trust, Series 2022-AB2, Class M3 (c)	2.000%	02/25/52	5,054,119	4,545,989
Finance of America HECM Buyout, Series 2024-HB1, Class M5 (c)	6.000%	10/01/34	8,000,000	5,901,790
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (c)	3.000%	06/25/36	9,000,000	8,405,966
Ocwen Loan Investment Trust, Series 2024-HB1, Class M1 (c)	3.000%	02/25/37	2,500,000	2,349,118
Ocwen Loan Investment Trust, Series 24-HB1, Class M4 (c)	3.000%	02/25/37	5,700,000	4,997,914
Onity Loan Investment Trust, Series 2024-HB2, Class M4 (c)	5.000%	08/25/37	3,650,000	3,262,713

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 5.9% (Continued)
RMF Buyout Issuance Trust, Series 2021-HB1, Class A (c)	1.259%	11/25/31	$193,135	$192,319
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	3,000,000	2,818,726
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (c)	4.704%	11/25/31	6,350,000	5,886,006
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (c)	3.630%	10/25/50	1,000,000	896,772
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	8,940,044	8,003,260
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (c)	2.125%	09/25/61	2,692,374	2,251,204
RMF Proprietary Issuance Trust, Series 2022-1, Class A (a)(c)	3.000%	01/25/62	1,923,549	1,750,167
RMF Proprietary Issuance Trust, Series 2022-2, Class A (c)	3.750%	06/25/62	7,800,663	7,217,381
RMF Proprietary Issuance Trust, Series 2022-2, Class M1 (c)	3.750%	06/25/62	3,400,000	3,059,107
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (c)	3.750%	06/25/62	2,600,000	2,239,099
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (c)	4.000%	08/25/62	5,900,000	5,332,903
RMF Proprietary Issuance Trust, Series 2022-3, Class A (a)(c)	4.000%	08/25/62	4,500,000	4,294,182
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (c)	4.000%	08/25/62	5,800,000	4,958,520
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)(c)	3.000%	01/25/62	1,600,000	1,402,256
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	4,000,000	3,416,152
				232,842,043
Hospitality - 0.9%
Extended Stay America Trust, Series 2021-ESH, Class D (a)(c)	6.684%	07/15/38	8,483,078	8,472,474

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality - 0.9% (Continued)
Extended Stay America Trust, Series 2021-ESH, Class E (a)(c)	7.284%	07/15/38	$5,326,825	$5,316,837
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (a)(c)	7.150%	03/15/42	13,620,000	13,500,825
MCR Mortgage Trust, Series 2024-TWA, Class D (c)	7.402%	06/12/39	9,000,000	9,089,309
				36,379,445
Industrial - 0.9%
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D (1* TSFR1M + 259) (a)(c)	6.914%	03/15/30	30,000,000	29,662,500
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B (c)	5.384%	09/15/36	5,568,000	5,512,320
				35,174,820
Laboratory - 1.6%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (c)	7.970%	08/13/41	14,750,000	14,589,594
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (a)(c)	5.833%	03/15/38	3,594,500	3,542,829
Life Financial Services Trust, Series 2021-BMR, Class G (1* TSFR1M + 306) (a)(c)	7.383%	03/15/38	5,775,000	5,634,653
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (a)(c)	5.614%	05/15/39	31,395,000	30,417,548
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(c)	6.412%	05/15/39	9,250,000	8,417,500
				62,602,124
Manufactured Housing - 0.0% (d)
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (a)(c)	5.985%	11/25/44	1,100,000	1,044,398

Multifamily - 5.6%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (a)(c)	7.408%	08/15/39	19,000,000	18,928,750
BX Commerical Mortgage Trust, Series 2024-AIRC, Class B (1* TSFR1M + 214) (a)(c)	6.460%	08/15/39	6,400,000	6,396,000

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 5.6% (Continued)
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* SOFR + 215) (a)(c)	6.617%	04/25/25	$1,494,342	$1,493,369
FREMF Mortgage Trust, Series 2018-KF45, Class B (1* SOFR + 195) (a)(c)	6.417%	10/25/25	1,125,038	1,122,961
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (a)(c)	6.517%	10/25/25	2,133,604	2,113,353
FREMF Mortgage Trust, Series 2019-KF62, Class B (1* SOFR + 205) (a)(c)	6.517%	04/25/26	3,245,197	3,145,480
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (a)(c)	6.617%	01/25/28	2,254,710	2,173,353
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (a)(c)	6.517%	06/25/28	4,142,895	3,913,652
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (a)(c)	6.367%	07/25/28	2,503,081	2,398,418
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (a)(c)	6.717%	01/25/29	2,955,419	2,816,479
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* SOFR + 235) (a)(c)	6.817%	02/25/29	2,045,713	1,958,139
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (a)(c)	6.717%	08/25/29	3,901,661	3,698,661
Multifamily Connecticut Avenue, Series 2020-01, Class CE (1* SOFR + 750) (a)(c)	11.954%	03/25/50	14,063,000	14,667,442
Multifamily Connecticut Avenue, Series 2024-01, Class M7 (1* SOFR30A + 275) (a)(c)	7.090%	07/25/54	15,625,921	15,748,718
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M-1 (1* SOFR + 180) (a)(c)	6.140%	07/25/41	9,855,598	9,622,090
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (a)(c)	7.690%	07/25/41	33,250,000	33,250,156
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (a)(c)	9.840%	07/25/41	16,504,000	16,544,937

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 5.6% (Continued)
MultiFamily Structured Credit Risk Notes, Series 2024-MN8, Class M1 (1* SOFR30A + 285) (a)(c)	7.190%	05/25/44	$7,715,037	$7,798,423
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (a)(c)	6.786%	10/25/44	3,821,466	3,813,882
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class B1 (1* SOFR30A + 600) (a)(c)	10.336%	10/25/44	2,375,000	2,428,269
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (a)(c)	6.374%	02/25/45	13,250,000	13,232,152
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-2 (1* SOFR30A + 285) (a)(c)	7.174%	02/25/45	7,250,000	7,245,235
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class B1 (1* SOFR30A + 495) (a)(c)	9.274%	02/25/45	3,750,000	3,767,395
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(c)	6.340%	01/25/51	5,124,478	5,104,008
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (a)(c)	6.640%	11/25/51	16,198,824	16,216,779
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class B1 (1* SOFR + 685) (a)(c)	11.190%	11/25/51	13,500,000	14,310,094
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M-1 (1* SOFR + 425) (a)(c)	8.602%	05/25/52	8,726,916	8,894,536
				222,802,731
Non-Agency MBS 2.0 - 0.2%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (a)	5.890%	02/25/50	1,950,269	1,840,461

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Agency MBS 2.0 - 0.2% (Continued)
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (a)(c)	5.640%	03/25/51	$3,797,444	$3,723,522
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (a)(c)	6.140%	03/25/51	1,254,328	1,235,996
				6,799,979
Non-Performing Loan - 1.2%
Builders Capital Loan Acquisition Trust, Series 2024-NPL1, Class A1-B (c)	8.996%	11/25/29	10,000,000	9,939,876
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL1, Class A1 (c)	7.118%	01/25/30	29,064,963	29,183,548
Saluda Grade Alternative Mortgage Trust, Series 2022-NPL1, Class A2 (c)	9.047%	01/25/30	7,785,000	7,810,434
				46,933,858
Non-QM - 0.6%
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	6.914%	08/25/34	3,317	3,238
COLT Funding, LLC, Series 2024-7, Class A1 (c)	5.538%	12/26/69	9,472,605	9,476,084
GCAT, Series 2023-NQM4, Class A1 (c)	4.250%	05/25/67	15,890,377	14,864,185
				24,343,507
Office - 1.5%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (c)	2.627%	01/15/32	4,600,000	4,109,268
Banc of America Merrill Lynch Commercial Mortgage, Series 2016-SS1, Class A (c)	3.665%	12/15/35	4,500,000	4,252,167
COLEM Mortgage Trust, Series 2022-HLNE, Class B (c)	2.461%	04/12/42	4,800,000	4,290,561
DBGS Mortgage Trust, Series 2018-5BP, Class D (c)	5.917%	06/15/33	2,000,000	1,725,007
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (a)(c)	5.583%	10/15/43	7,225,000	6,867,167
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (a)(c)	6.133%	10/15/43	22,000,000	20,075,000
JP Morgan Chase Commercial Mortgage Trust, Series 2025-BMS, Class D (1* TSFR1M + 315) (a)(c)	7.516%	01/15/42	9,200,000	9,161,971

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Office - 1.5% (Continued)
NYC Commerical Mortgage Trust, Series 2025-3BP, Class D (1* TSFR1M + 244) (a)(c)	6.760%	02/15/42	$4,700,000	$4,665,671
NYT Mortgage Trust, Series 2019-NYT, Class E (1* TSFR1M + 280) (a)(c)	7.117%	12/15/35	4,000,000	3,648,252
				58,795,064
Residential Transition Loan - 8.3%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	2,385,845	2,253,939
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	01/25/26	2,326,719	496,287
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/28/29	2,887,736	2,882,772
Fidelis Mortgage Trust, Series 25-RTL1, Class A1 (c)	5.880%	02/27/40	26,000,000	26,118,063
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 (c)	7.120%	07/25/29	36,000,000	36,231,214
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A-2 (c)	8.570%	07/25/29	5,000,000	5,022,786
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A1 (c)	5.989%	09/25/39	24,000,000	24,065,611
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A-2 (c)	6.369%	09/25/39	7,000,000	7,003,340
LHOME Mortgage Trust, Series 2023-RTL1, Class A1 (c)	7.869%	01/25/28	4,051,339	4,051,631
LHOME Mortgage Trust, Series 2024-RTL1, Class A1 (c)	7.017%	01/25/29	7,050,000	7,125,358
LHOME Mortgage Trust, Series 2024-RTL1, Class A2 (c)	9.165%	01/25/29	2,500,000	2,540,895
LHOME Mortgage Trust, Series 2024-RTL1, Class M (c)	11.949%	01/25/29	2,250,000	2,298,429
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 (c)	7.390%	03/25/29	25,000,000	25,299,770
LHOME Mortgage Trust, Series 2024-RTL2, Class M (c)	12.404%	03/25/29	1,800,000	1,836,576

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 8.3% (Continued)
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	6.894%	05/25/29	$26,000,000	$26,308,378
LHOME Mortgage Trust, Series 2024-RTL3, Class M (c)	10.728%	05/25/29	1,750,000	1,763,680
LHOME Mortgage Trust, Series 2024-RTL4, Class A2 (c)	6.092%	07/25/39	9,500,000	9,570,305
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 (c)	5.652%	01/25/40	34,000,000	34,082,117
LHOME Mortgage Trust, Series 2025-RTL1, Class M2 (c)	8.379%	01/25/40	3,750,000	3,783,369
New York Mortgage Trust, Series 2024-BPL1, Class A2 (c)	8.617%	02/25/29	2,500,000	2,532,139
ROC Mortgage Trust, Series 2025-RTL1, Class M2 (c)	8.539%	02/25/40	9,800,000	9,874,701
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	7,900,000	7,876,227
ROC Securities Trust, Series 2021-RTL1, Class M (c)	5.682%	08/25/26	6,745,000	6,591,151
ROC Securities Trust, Series 2025-RTL1, Class A1 (c)	5.625%	02/25/40	25,000,000	25,161,068
ROC Securities Trust, Series 2025-RTL1, Class M1 (c)	6.990%	02/25/40	7,700,000	7,758,384
TVC Mortgage Trust, Series 2023-RTL1, Class A2 (c)	9.500%	11/25/27	15,000,000	15,035,013
TVC Mortgage Trust, Series 2024-RRTL1, Class A1 (c)	5.545%	07/25/39	16,000,000	16,029,837
TVC Mortgage Trust, Series 2024-RRTL1, Class A2 (c)	5.956%	07/25/39	5,400,000	5,411,524
TVC Mortgage Trust, Series 2024-RRTL1, Class M2 (c)	9.398%	07/25/39	8,750,000	8,764,228
				327,768,792
Retail - 0.5%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1* SOFR + 115) (a)(c)	5.684%	02/15/40	2,661,037	2,660,824

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Retail - 0.5% (Continued)
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (a)(c)	5.984%	02/15/40	$4,552,000	$4,554,896
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (a)(c)	6.234%	02/15/40	3,040,000	3,034,645
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (a)(c)	7.034%	02/15/40	2,083,200	2,086,239
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* SOFR + 365) (a)(c)	8.184%	02/15/40	5,680,000	5,688,087
				18,024,691
Second Lien - 4.7%
Achieve Mortgage, Series 2024-HE2, Class A (c)	5.350%	10/25/39	13,786,045	13,681,934
Achieve Mortgage, Series 2025-HE1, Class A (c)	5.920%	03/25/55	14,500,000	14,500,177
HTAP Trust, Series 2024-1, Class A (c)	7.000%	04/25/37	10,511,030	10,452,403
HTAP Trust, Series 2024-2, Class A (c)	6.500%	04/25/42	43,161,851	42,623,701
Point Securitization Trust, Series 2024-1, Class A1 (c)	6.500%	06/25/54	6,322,371	6,269,559
Unlock HEA Trust, Series 24-1, Class A (c)	7.000%	04/25/39	11,161,924	11,086,994
Unlock HEA Trust, Series 2024-2, Class A (c)	6.500%	10/25/39	19,345,347	18,950,363
Vista Point Securitization Trust, Series 2024-CES1, Class A1 (c)	6.676%	05/25/54	6,184,764	6,253,153
Vista Point Securitization Trust, Series 2024-CES2, Class A1 (c)	5.252%	10/25/54	18,282,072	18,167,456
Vista Point Securitization Trust, Series 2024-CES3, Class A1 (c)	5.679%	01/25/55	11,535,008	11,552,865
Woodward Capital Management, Series 2023-CES2, Class A1A (a)(c)	6.808%	09/25/43	14,031,060	14,184,338
Woodward Capital Management, Series 24-CES3, Class A1A (c)	6.591%	05/25/44	14,032,586	14,215,543
Woodward Capital Management, Series 2024-CES5, Class A1A (c)	5.846%	08/25/44	5,333,451	5,351,202
				187,289,688

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 6.4%
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	$4,031,790	$4,023,131
Firstkey Homes Trust, Series 2020-SFR1, Class A (c)	1.339%	08/17/37	41,527,869	40,884,470
Firstkey Homes Trust, Series 2020-SFR2, Class A (c)	1.266%	10/19/37	48,204,268	47,222,376
Firstkey Homes Trust, Series 2020-SFR2, Class B (c)	1.567%	10/19/37	24,485,000	23,988,136
FirstKey Homes Trust, Series 2020-SFR1, Class B (c)	1.740%	08/17/37	3,580,000	3,530,273
Home Partners of America Trust, Series 2019-1, Class A (c)	2.908%	09/17/39	2,131,942	2,035,552
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	2,286,543	2,180,888
Home Partners of America Trust, Series 2019-2, Class A (c)	2.703%	10/19/39	692,910	685,426
Progress Residential Trust, Series 2024-SFR4, Class E2 (c)	3.400%	07/09/29	4,500,000	3,957,221
Progress Residential Trust, Series 2024-SFR4, Class E1 (c)	3.400%	07/09/29	12,500,000	11,171,806
Progress Residential Trust, Series 2024-SFR4, Class D (c)	3.400%	07/09/29	15,000,000	13,589,507
Progress Residential Trust, Series 2024-SFR5, Class E1 (c)	3.375%	08/09/29	22,681,000	20,311,303
Progress Residential Trust, Series 2021-SFR4, Class A (c)	1.558%	05/19/38	465,923	455,606
Progress Residential Trust, Series 2021-SFR5, Class A (c)	1.427%	07/17/38	438,333	426,163
Progress Residential Trust, Series 2023-SFR2, Class E1 (c)	4.750%	10/17/40	3,141,000	2,963,804
Progress Residential Trust, Series 2024-SFR2, Class E1 (c)	3.400%	04/17/41	2,500,000	2,255,176
Progress Residential Trust, Series 2024-SFR2, Class E2 (c)	3.650%	04/17/41	1,500,000	1,341,705

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 6.4% (Continued)
Progress Residential Trust, Series 2024-SFR3, Class D (c)	3.500%	06/17/41	$11,500,000	$10,540,308
Progress Residential Trust, Series 2024-SFR3, Class E2 (c)	4.000%	06/17/41	2,000,000	1,823,477
Progress Residential Trust, Series 2025-SFR1, Class D (c)	3.650%	02/17/42	6,500,000	5,888,398
Progress Residential Trust, Series 2025-SFR1, Class E2 (c)	3.750%	02/17/42	11,000,000	9,692,560
REMIC Funding Trust, Series 2024-2, Class A1 (c)	7.112%	09/27/28	23,777,493	23,615,544
REMIC Funding Trust, Series 2024-2, Class A2 (c)	8.806%	09/27/28	7,578,468	7,528,003
Tricon American Homes, Series 2019-SFR1, Class A (c)	3.745%	03/17/38	1,229,744	1,211,011
Tricon American Homes, Series 2019-SFR1, Class F (c)	3.745%	03/17/38	3,000,000	2,943,061
Tricon Residential, Series 2025-SFR1, Class C (1* TSFR1M + 160) (a)(c)	5.900%	03/17/30	5,650,000	5,648,049
Tricon Residential, Series 2025-SFR1, Class D (1* TSFR1M + 200) (a)(c)	6.300%	03/17/30	4,000,000	4,001,052
				253,914,006
Small Business - 3.0%
Credibility Asset Securitization, Series 2024-1A, Class A (c)	6.440%	11/15/29	9,000,000	9,124,597
Credibility Asset Securitization, Series 2024-1A, Class D (c)	12.450%	11/15/29	4,000,000	4,090,558
FORA Financial Asset Securitization, Series 2024-1A, Class D (c)	12.010%	08/15/29	4,000,000	4,068,378
FORA Financial Asset Securitization, Series 2024-1A, Class E (c)	15.510%	08/15/29	8,947,000	8,956,419
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (c)	5.490%	09/10/31	11,000,000	11,025,628
Kapitus Asset Securitization, LLC, Series 2024-1A, Class A (c)	5.490%	09/10/31	10,000,000	10,023,298

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 3.0% (Continued)
Kapitus Asset Securitization, LLC, Series 2024-4R, Class B (c)	5.690%	09/10/31	$4,800,000	$4,804,537
Kapitus Asset Securitization, LLC, Series 2024-4, Class C (c)	7.150%	09/10/31	2,000,000	2,015,246
Kapitus Asset Securitization, LLC, Series 2024-4R, Class D (c)	9.900%	09/10/31	6,220,000	6,335,436
Mulligan Asset Securitization Loans, Series 2024-1, Class C NEW (c)	12.057%	10/15/31	3,440,000	3,509,518
NCL Business Loan Trust, Series 2022-1, Class A (c)	3.187%	09/25/46	2,961,906	2,789,312
Newtek Alternative Loan Program, Series 2024-1, Class A (c)	6.490%	12/27/49	16,033,028	16,192,973
Newtek Alternative Loan Program, Series 2024-1, Class B (c)	7.710%	12/27/49	4,809,908	4,848,795
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(c)	7.750%	10/25/49	1,735,312	1,719,201
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (a)(c)	8.250%	07/25/50	4,568,138	4,555,947
OnDeck Asset Securitization Trust, Series 2024-1A, Class B (c)	7.150%	06/17/31	3,750,000	3,818,206
OnDeck Asset Securitization Trust, Series 2024-2A, Class B (c)	5.420%	10/17/31	6,500,000	6,469,613
OnDeck Asset Securitization Trust, Series 2024-2A, Class C (c)	7.030%	10/17/31	2,300,000	2,304,638
RFS Asset Securitization II, LLC, Series 2024-1, Class D (c)	12.324%	07/15/31	3,250,000	3,273,860
RFS Asset Securitization II, LLC, Series 2024-1, Class E (c)	14.782%	07/15/31	5,565,000	5,603,859
RFS Asset Securitization, LLC, Series 2022-2, Class E (c)	12.366%	10/15/27	4,787,000	4,797,984
				120,328,003
Student Loan - 0.4%
Ascent Career Funding Trust, Series 2024-1A, Class A (c)	6.770%	10/25/32	3,932,610	3,943,605

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.4% (Continued)
Ascent Career Funding Trust, Series 2024-1A, Class B (c)	9.730%	10/25/32	$2,700,000	$2,719,610
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	573,829	558,054
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	349,883	341,396
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	1,885,208	1,833,241
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	1,217,927	1,109,714
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	624,416	578,761
CommonBond Student Loan Trust, Series 2017-BGS, Class C (c)	4.440%	09/25/42	227,751	193,314
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (c)	3.000%	10/25/48	2,646,909	2,565,632
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (a)(c)	5.685%	07/25/51	458,549	459,442
				14,302,769
Unsecured Consumer - 11.1%
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	1,750,000	1,788,422
ACHV ABS Trust, Series 2023-4CP, Class C (c)	7.710%	11/25/30	2,548,930	2,556,608
ACHV ABS Trust, Series 2023-4CP, Class D (c)	8.600%	11/25/30	2,000,000	2,027,281
ACHV ABS Trust, Series 2023-4CP, Class E (c)	10.500%	11/25/30	5,500,000	5,712,144
ACHV ABS Trust, Series 2024-1PL, Class D (c)	7.290%	04/25/31	19,575,000	19,857,861
ACHV ABS Trust, Series 2024-3AL, Class D (c)	6.750%	12/26/31	5,600,000	5,661,275
ACHV ABS Trust, Series 2024-3AL, Class E (c)	7.000%	12/26/31	7,750,000	7,569,556
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	2,500,000	2,512,599
AMCR ABS Trust, Series 2023-1, Class A (c)	7.660%	01/21/31	59,802	59,845
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	18,603,000	18,894,176
AMCR ABS Trust, Series 2024-A, Class A (c)	6.260%	08/18/31	17,418,556	17,491,958
AMCR ABS Trust, Series 2024-A, Class B (c)	6.970%	08/18/31	5,000,000	5,082,963
AMCR ABS Trust, Series 2024-A, Class C (c)	11.250%	08/18/31	6,000,000	6,146,661
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (c)	8.150%	12/17/36	3,500,000	3,676,361

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 11.1% (Continued)
Cherry Securitization Trust, Series 2024-1A, Class A (c)	5.700%	04/15/32	$13,350,000	$13,389,868
Cherry Securitization Trust, Series 2024-1A, Class C (c)	9.310%	04/15/32	2,000,000	2,014,302
Cherry Securitization Trust, Series 2024-1A, Class D (c)	12.280%	04/15/32	7,500,000	7,560,835
Conn Funding II, LP, Series 2023-A, Class B (c)	10.000%	01/17/28	753,494	756,012
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	9,073,918	9,120,999
Freedom Financial Trust, Series 2022-4FP, Class D (c)	7.400%	12/18/29	20,929,985	21,102,653
LendingPoint Asset Securitization, Series 22-C, Class C (c)	8.680%	02/15/30	4,500,000	4,236,469
LendingPoint Asset Securitization, Series 2022-C, Class D (c)	10.730%	02/15/30	4,920,000	927,898
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	2,000,000	1,929,248
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	1,000,000	971,720
Mariner Finance Issuance Trust, Series 2020-A, Class D (c)	5.750%	08/21/34	8,230,000	8,230,802
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,850,000	1,758,644
Mariner Finance Issuance Trust, Series 2024-AA, Class B (c)	5.680%	09/22/36	4,000,000	4,082,479
Mariner Finance Issuance Trust, Series 2024-AA, Class C (c)	6.000%	09/22/36	3,000,000	3,046,611
Oportun Funding, LLC, Series 2024-3, Class D (c)	9.600%	08/15/29	11,000,000	11,145,851
Oportun Funding, LLC, Series 2024-1A, Class A (c)	6.334%	04/08/31	919,216	919,969
Oportun Funding, LLC, Series 2024-1A, Class C (c)	7.421%	04/08/31	1,000,000	1,012,687
Oportun Funding, LLC, Series 2024-1A, Class D (c)	12.072%	04/08/31	12,250,000	12,653,086

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 11.1% (Continued)
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	$2,816,643	$2,746,833
Oportun Funding, LLC, Series 2021-B, Class D (c)	5.410%	05/08/31	5,659,153	5,557,298
Oportun Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	7,600,000	7,735,326
Oportun Funding, LLC, Series 2022-A, Class D (c)	8.500%	06/09/31	2,500,000	2,470,598
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	12,690,811	12,393,723
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	9,427,459	9,233,130
Oportun Funding, LLC, Series 2021-C, Class C (c)	3.610%	10/08/31	6,164,108	6,064,144
Oportun Funding, LLC, Series 2021-C, Class D (c)	5.570%	10/08/31	4,550,562	4,456,549
Oportun Funding, LLC, Series 2024-2, Class D (c)	10.470%	02/09/32	8,000,000	8,315,302
Oportun Funding, LLC, Series 2025-1, Class B (c)	5.240%	08/16/32	3,122,000	3,127,734
Oportun Funding, LLC, Series 2025-1, Class D (c)	8.270%	08/16/32	4,500,000	4,500,585
Oportun Funding, LLC, Series 2025-A, Class B (c)	5.300%	02/08/33	10,000,000	9,975,672
Oportun Funding, LLC, Series 2025-A, Class D (c)	7.250%	02/08/33	6,500,000	6,376,894
Oportun Funding, LLC, Series 2025-A, Class E (c)	10.000%	02/08/33	8,500,000	8,474,287
Pagaya AI Debt Selection Trust, Series 2024-1, Class A (c)	6.660%	07/15/31	1,255,036	1,267,291
Pagaya AI Debt Selection Trust, Series 2024-1, Class C (c)	8.344%	07/15/31	5,259,433	5,373,395
Pagaya AI Debt Selection Trust, Series 2024-2, Class A (c)	6.319%	08/15/31	2,555,704	2,578,530

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 11.1% (Continued)
Pagaya AI Debt Selection Trust, Series 2024-2, Class B (c)	6.611%	08/15/31	$8,486,713	$8,575,748
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (c)	7.573%	08/15/31	1,630,097	1,654,531
Pagaya AI Debt Selection Trust, Series 2024-3, Class C (c)	7.297%	10/15/31	6,073,031	6,174,746
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (c)	6.282%	07/15/32	11,800,000	11,824,394
Pagaya AI Debt Selection Trust, Series 2024-11, Class D (c)	6.307%	07/15/32	15,575,000	15,610,974
Pagaya AI Debt Selection Trust, Series 2025-1, Class E (c)	10.079%	07/15/32	7,000,000	7,021,983
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CFT (a)(c)(e)(f)	0.000%	07/15/25	81,061,702	0
Prosper Marketplace Issuance Trust, Series 2023-1, Class D (c)	11.240%	07/16/29	1,900,000	2,000,721
Purchasing Power Funding, Series 2024-A, Class C (c)	6.800%	08/15/28	8,820,000	8,934,205
Purchasing Power Funding, Series 2024-A, Class E (c)	10.180%	08/15/28	2,200,000	2,249,460
Reach Financial, LLC, Series 2022-1A, Class C (c)	5.880%	11/15/29	2,568,279	2,569,071
Reach Financial, LLC, Series 2022-2A, Class C (c)	8.400%	05/15/30	2,616,640	2,629,837
Reach Financial, LLC, Series 2024-1A, Class B (c)	6.290%	02/18/31	3,500,000	3,549,918
Reach Financial, LLC, Series 2024-1A, Class C (c)	6.900%	02/18/31	3,450,000	3,553,586
Reach Financial, LLC, Series 2023-1A, Class C (c)	8.450%	02/18/31	14,020,000	14,453,592
Reach Financial, LLC, Series 2024-2A, Class C (c)	6.130%	07/15/31	3,000,000	3,047,055
Reach Financial, LLC, Series 2025-1A, Class B (c)	5.340%	08/16/32	5,700,000	5,738,112

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 80.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 11.1% (Continued)
Reach Financial, LLC, Series 2025-1A, Class C (c)	5.990%	08/16/32	$2,500,000	$2,527,609
Regional Management Issuance Trust, Series 2021-1, Class B (c)	2.420%	03/17/31	895,000	881,593
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	4,650,000	4,562,811
Upgrade Receivables Trust, Series 2024-1A, Class C (c)	6.470%	01/15/31	8,875,000	8,967,221
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	1,081,896	1,069,258
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	100,066	99,784
Upstart Pass-Through Trust, Series 2022-ST3, Class A (c)	4.300%	05/20/30	5,602,621	5,540,546
Upstart Structured Pass-Through Trust, Series 2022-1A, Class A (c)	3.400%	04/15/30	445,455	444,734
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	1,084,779	1,072,896
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B (c)	8.540%	11/15/30	10,676,051	10,777,929
				440,077,448

Total Securitized (Cost $3,142,495,779)				$3,174,736,334

Treasury - 4.6%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	4.250%	05/31/25	$15,000,000	$15,000,440
U.S. Treasury Notes	3.125%	08/15/25	15,000,000	14,935,195
U.S. Treasury Notes	1.625%	02/15/26	20,000,000	19,573,125
U.S. Treasury STRIPS	0.125%	04/15/26	12,110,700	12,026,020
U.S. Treasury Notes	3.625%	05/15/26	15,000,000	14,933,789
U.S. Treasury Notes	3.750%	08/31/26	20,000,000	19,939,062
U.S. Treasury Notes	4.375%	12/15/26	15,000,000	15,105,469
U.S. Treasury Notes	2.250%	02/15/27	10,000,000	9,700,391

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Treasury - 4.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes (b)	4.500%	05/15/27	$20,000,000	$20,237,500
U.S. Treasury Notes	2.250%	08/15/27	20,000,000	19,261,719
U.S. Treasury Notes	3.875%	10/15/27	20,000,000	19,989,844
Total Treasury (Cost $180,021,347)				$180,702,554

Registered Investment Companies - 13.4%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.29% (g)	521,533,464	$521,533,464
State Street Navigator Securities Lending Portfolio I, 4.12% (g)(h)	9,368,908	9,368,908
Total Registered Investment Companies (Cost $530,902,372)		$530,902,372

Total Investment Securities - 100.0% (Cost $3,929,066,510)		$3,962,331,392

Other Assets in Excess of Liabilities - 0.0% (d)		1,414,773

Net Assets - 100.0%		$3,963,746,165

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $29,314,163.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2025 was $2,931,018,138, representing 73.9% of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2025 was $11,516,672 representing 0.3% of net assets.
(f)	Security is fair valued under procedures established by the Board of Trustees. The security has received its final distribution and is valued at $0, which represents 0.0% of net assets.
(g)	The rate shown is the 7-day effective yield as of March 31, 2025.
(h)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $20,975,000.

IO -	Interest Only
NA -	National Association
plc -	Public Limited Company
PO -	Principal Only
Prime -	Short-term interest rate in the banking system of the U.S.
SOFR -	Secured Overnight Financing Rate
TSFR -	CME Term SOFR

Diamond Hill Core Bond Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Corporate Credit - 15.5%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.2%
American Express Co.	5.282%	07/27/29	$400,000	$408,150
American Express Co. (a)	5.532%	04/25/30	325,000	335,081
American Express Co. (b)	5.085%	01/30/31	925,000	936,693
American Express Co.	5.284%	07/26/35	825,000	824,622
Bank of America Corp. (1* SOFR + 115) (b)	1.319%	06/19/26	3,125,000	3,102,665
Bank of America Corp.	3.194%	07/23/30	3,250,000	3,048,017
Bank of America Corp. (1* TSFR3M + 145) (b)	2.884%	10/22/30	2,300,000	2,120,321
Bank of America Corp. (1* SOFR + 215) (a)(b)	2.592%	04/29/31	450,000	404,185
Bank of America Corp., Class B (1* SOFR + 153) (b)	1.898%	07/23/31	3,000,000	2,579,726
Bank of America Corp. (b)	2.687%	04/22/32	1,225,000	1,078,180
Bank of America Corp. (b)	4.571%	04/27/33	1,700,000	1,642,775
Bank of America Corp. (b)	5.468%	01/23/35	250,000	253,640
Bank of Montreal France	0.949%	01/22/27	630,000	611,830
Bank of New York Mellon Corp. (The), Series J (a)	6.317%	10/25/29	2,150,000	2,274,560
Bank of New York Mellon Corp. (The) (1* SOFR + 207) (b)	5.834%	10/25/33	500,000	525,868
Bank of Nova Scotia	3.450%	04/11/25	200,000	199,927
Capital One Financial Corp.	1.878%	11/02/27	1,000,000	956,564
Capital One Financial Corp.	3.273%	03/01/30	400,000	374,997
Capital One Financial Corp. (b)	6.377%	06/08/34	500,000	522,591
Citibank NA	5.570%	04/30/34	1,750,000	1,798,391
Citigroup, Inc. (1* SOFR + 125) (b)	5.822%	07/01/26	100,000	100,141
Citigroup, Inc. (a)	5.174%	02/13/30	500,000	506,506
Citigroup, Inc. (1* SOFR + 142) (a)(b)	2.976%	11/05/30	3,380,000	3,112,490
Citigroup, Inc.	2.666%	01/29/31	2,212,000	1,995,708
Citigroup, Inc. (1* SOFR + 211) (b)	2.572%	06/03/31	4,175,000	3,717,940
Citigroup, Inc. (b)	2.561%	05/01/32	1,550,000	1,346,468
Citizens Bank NA (a)	4.575%	08/09/28	1,350,000	1,346,390
Comerica, Inc. (a)	5.982%	01/30/30	2,850,000	2,896,069
Discover Bank	3.450%	07/27/26	1,500,000	1,474,777
Discover Bank	4.650%	09/13/28	1,683,000	1,667,690
Fifth Third Bancorp	1.707%	11/01/27	450,000	429,121
Fifth Third Bancorp	6.361%	10/27/28	500,000	519,530

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Corporate Credit - 15.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.2% (Continued)
Fifth Third Bancorp (1* SOFR + 234) (b)	6.339%	07/27/29	$750,000	$784,023
First Horizon Bank (a)	5.750%	05/01/30	250,000	252,793
Goldman Sachs Group, Inc. (The) (1* SOFR + 79) (b)	1.093%	12/09/26	950,000	927,133
Goldman Sachs Group, Inc. (The)	1.948%	10/21/27	1,000,000	959,193
Goldman Sachs Group, Inc. (The)	2.600%	02/07/30	500,000	453,127
Goldman Sachs Group, Inc. (The) (a)(b)	5.207%	01/28/31	1,800,000	1,824,486
Goldman Sachs Group, Inc. (The) (b)	1.992%	01/27/32	4,550,000	3,852,813
Goldman Sachs Group, Inc. (The) (1* SOFR + 128) (b)	2.615%	04/22/32	3,700,000	3,230,632
HSBC Holdings plc	5.597%	05/17/28	3,100,000	3,151,406
HSBC Holdings plc (b)	5.450%	03/03/36	1,000,000	996,316
Huntington Bancshares, Inc. (a)(b)	6.208%	08/21/29	750,000	780,728
Huntington Bancshares, Inc.	5.023%	05/17/33	400,000	390,710
JPMorgan Chase & Co. (b)	2.083%	04/22/26	2,000,000	1,996,734
JPMorgan Chase & Co. (1* SOFR + 80) (b)	1.045%	11/19/26	500,000	489,094
JPMorgan Chase & Co. (1* SOFR + 89) (b)	1.578%	04/22/27	400,000	387,865
JPMorgan Chase & Co.	1.470%	09/22/27	1,350,000	1,291,281
JPMorgan Chase & Co.	5.040%	01/23/28	1,000,000	1,008,680
JPMorgan Chase & Co. (1* TSFR3M + 121) (a)(b)	3.509%	01/23/29	1,425,000	1,385,021
JPMorgan Chase & Co. (1* SOFR + 115) (b)	2.069%	06/01/29	1,250,000	1,157,342
JPMorgan Chase & Co.	3.702%	05/06/30	1,500,000	1,443,400
JPMorgan Chase & Co. (1* SOFR + 151) (b)	2.739%	10/15/30	1,850,000	1,697,560
JPMorgan Chase & Co. (a)	4.603%	10/22/30	1,900,000	1,887,446
JPMorgan Chase & Co. (a)	2.545%	11/08/32	475,000	410,809
JPMorgan Chase & Co. (b)	5.294%	07/22/35	950,000	953,798
KeyBank NA	4.700%	01/26/26	250,000	249,774
KeyBank NA	5.000%	01/26/33	3,650,000	3,554,669
KeyCorp (a)	2.550%	10/01/29	385,000	348,179
KeyCorp (a)	4.789%	06/01/33	300,000	287,677
M&T Bank Trust Co.	5.400%	11/21/25	600,000	601,744
Morgan Stanley	3.875%	01/27/26	700,000	696,446
Morgan Stanley	3.625%	01/20/27	100,000	98,893
Morgan Stanley, Series I (a)(b)	5.230%	01/15/31	875,000	889,236

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Corporate Credit - 15.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.2% (Continued)
Morgan Stanley, Series GMTN (1* SOFR + 114) (b)	2.699%	01/22/31	$2,675,000	$2,423,396
Morgan Stanley (SOFR + 312) (b)	3.622%	04/01/31	2,500,000	2,360,527
Morgan Stanley (1* SOFR + 103) (b)	1.794%	02/13/32	3,750,000	3,142,004
Morgan Stanley	1.928%	04/28/32	750,000	628,365
Morgan Stanley (b)	4.889%	07/20/33	1,000,000	985,162
PNC Bank NA (a)	2.700%	10/22/29	250,000	229,264
PNC Financial Services Group, Inc. (The) (a)	2.600%	07/23/26	250,000	244,256
PNC Financial Services Group, Inc. (The) (a)	5.300%	01/21/28	1,000,000	1,013,718
PNC Financial Services Group, Inc. (The) (a)(b)	5.820%	06/12/29	500,000	514,133
PNC Financial Services Group, Inc. (The) (b)	6.037%	10/28/33	850,000	892,381
PNC Financial Services Group, Inc. (The)	5.939%	08/18/34	1,000,000	1,041,076
Regions Financial Corp.	2.250%	05/18/25	275,000	273,990
Royal Bank of Canada (a)(b)	4.522%	10/18/28	900,000	897,686
Royal Bank of Canada	3.875%	05/04/32	2,150,000	2,016,751
State Street Corp. (a)	5.272%	08/03/26	700,000	707,906
State Street Corp. (a)	4.164%	08/04/33	300,000	285,141
Toronto-Dominion Bank (The)	1.200%	06/03/26	1,050,000	1,011,775
Toronto-Dominion Bank (The) (a)	5.156%	01/10/28	500,000	508,475
Toronto-Dominion Bank (The), Series C	5.523%	07/17/28	500,000	514,074
Toronto-Dominion Bank (The) (a)	4.994%	04/05/29	1,000,000	1,012,541
Toronto-Dominion Bank (The) (a)	3.200%	03/10/32	236,000	210,567
Truist Financial Corp.	5.900%	10/28/26	250,000	251,639
Truist Financial Corp. (a)	6.047%	06/08/27	500,000	508,324
Truist Financial Corp. (a)	4.873%	01/26/29	500,000	502,901
Truist Financial Corp. (a)	1.887%	06/07/29	1,000,000	916,155
Truist Financial Corp. (a)(b)	7.161%	10/30/29	500,000	538,392
Truist Financial Corp. (b)	5.711%	01/24/35	500,000	510,508
US Bancorp (a)	2.215%	01/27/28	800,000	767,839
US Bancorp (a)	4.548%	07/22/28	300,000	300,041
US Bancorp (b)	5.775%	06/12/29	1,450,000	1,495,443
US Bancorp (a)(b)	4.839%	02/01/34	1,000,000	971,706
Wells Fargo & Co. (1* SOFR + 200) (b)	2.188%	04/30/26	500,000	498,956
Wells Fargo & Co. (1* SOFR + 210) (b)	2.393%	06/02/28	650,000	620,369

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Corporate Credit - 15.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.2% (Continued)
Wells Fargo & Co., Series W (1* SOFR + 174) (b)	5.574%	07/25/29	$900,000	$924,470
Wells Fargo & Co. (b)	2.879%	10/30/30	4,000,000	3,686,536
Wells Fargo & Co., Series W (b)	5.244%	01/24/31	875,000	889,669
Wells Fargo & Co. (b)	2.572%	02/11/31	1,050,000	946,339
Wells Fargo & Co. (b)	3.350%	03/02/33	2,700,000	2,422,500
Wells Fargo & Co. (a)(b)	5.499%	01/23/35	1,000,000	1,013,602
				120,229,198
Basic Industry - 0.1%
Nucor Corp., CV	2.000%	06/01/25	250,000	248,812
Nucor Corp.	3.125%	04/01/32	250,000	224,014
PPG Industries, Inc. (a)	2.550%	06/15/30	300,000	271,185
Rio Tinto Financial USA plc (a)	4.875%	03/14/30	825,000	833,481
				1,577,492
Brokerage Asset Managers Exchanges - 0.2%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	249,982
BlackRock Funding, Inc.	5.000%	03/14/34	500,000	505,092
BlackRock, Inc. (a)	2.100%	02/25/32	1,625,000	1,380,696
Charles Schwab Corp. (The) (b)	5.853%	05/19/34	1,950,000	2,036,701
Charles Schwab Corp. (The) (a)(b)	6.136%	08/24/34	450,000	478,949
Intercontinental Exchange, Inc.	5.250%	06/15/31	400,000	410,544
Intercontinental Exchange, Inc. (a)	4.950%	06/15/52	875,000	790,781
				5,852,745
Capital Goods - 0.6%
Carrier Global Corp.	2.722%	02/15/30	250,000	228,651
Deere & Co. (a)	3.100%	04/15/30	1,725,000	1,618,860
John Deere Capital Corp. (a)	4.400%	09/08/31	900,000	891,053
John Deere Capital Corp.	5.100%	04/11/34	750,000	759,015
Johnson Controls International plc (a)	5.500%	04/19/29	450,000	463,703
Johnson Controls International plc	2.000%	09/16/31	500,000	420,761
L3Harris Technologies, Inc.	4.400%	06/15/28	1,710,000	1,697,407
Northrop Grumman Corp. (a)	4.900%	06/01/34	900,000	891,489
RTX Corp. (a)	6.100%	03/15/34	2,675,000	2,868,558
Waste Connections, Inc.	5.000%	03/01/34	1,800,000	1,793,942

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Corporate Credit - 15.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Capital Goods - 0.6% (Continued)
Waste Management, Inc. (c)	3.875%	01/15/29	$1,375,000	$1,343,819
				12,977,258
Communications - 0.6%
American Tower Corp.	3.125%	01/15/27	300,000	292,226
American Tower Corp. (a)	5.800%	11/15/28	250,000	259,208
American Tower Corp. (a)	5.200%	02/15/29	500,000	507,986
American Tower Corp.	2.100%	06/15/30	200,000	174,884
AT&T, Inc.	2.300%	06/01/27	650,000	621,306
AT&T, Inc.	2.550%	12/01/33	114,000	93,463
AT&T, Inc.	4.500%	05/15/35	700,000	657,957
AT&T, Inc., Class B	3.500%	06/01/41	400,000	308,617
British Telecommunications plc (c)	3.250%	11/08/29	275,000	257,616
Comcast Corp.	1.950%	01/15/31	1,525,000	1,308,746
Comcast Corp.	3.969%	11/01/47	144,000	111,184
Comcast Corp.	5.350%	05/15/53	925,000	862,857
Deutsche Telekom International Finance BV (c)	4.750%	06/21/38	100,000	93,546
T-Mobile USA, Inc. (a)	5.050%	07/15/33	3,650,000	3,625,435
Verizon Communications, Inc.	1.750%	01/20/31	700,000	591,924
Verizon Communications, Inc.	2.550%	03/21/31	1,400,000	1,233,594
Verizon Communications, Inc.	2.355%	03/15/32	1,237,000	1,046,740
WarnerMedia Holdings, Inc. (a)	4.279%	03/15/32	1,425,000	1,255,481
				13,302,770
Consumer Cyclical - 1.6%
American Honda Finance (a)	4.900%	01/10/34	400,000	390,660
BMW US Capital, LLC (c)	3.900%	04/09/25	300,000	299,943
CVS Health Corp.	3.750%	04/01/30	500,000	471,853
CVS Health Corp.	5.050%	03/25/48	2,550,000	2,176,028
CVS Health Corp. (a)	5.875%	06/01/53	450,000	424,810
Dollar Tree, Inc.	4.000%	05/15/25	1,250,000	1,248,425
Expedia, Inc. (a)	3.800%	02/15/28	1,250,000	1,218,961
Ford Motor Co., Class B	3.250%	02/12/32	1,000,000	824,143
Ford Motor Credit Co., LLC	4.134%	08/04/25	1,250,000	1,242,809
Ford Motor Credit Co., LLC	6.800%	05/12/28	2,000,000	2,054,101
General Motors Co. (a)	5.400%	10/15/29	1,125,000	1,131,196

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Corporate Credit - 15.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 1.6% (Continued)
General Motors Financial Co., Inc., Class B	1.500%	06/10/26	$700,000	$673,024
General Motors Financial Co., Inc.	2.700%	08/20/27	1,000,000	951,298
General Motors Financial Co., Inc.	5.750%	02/08/31	500,000	504,159
General Motors Financial Co., Inc. (a)	5.450%	09/06/34	1,700,000	1,639,057
Home Depot, Inc. (The)	2.700%	04/15/30	1,500,000	1,376,772
Home Depot, Inc. (The)	4.950%	06/25/34	750,000	752,519
Home Depot, Inc. (The) (a)	4.200%	04/01/43	1,100,000	941,581
Hyundai Capital America (c)	5.250%	01/08/27	400,000	403,092
Hyundai Capital America (c)	5.350%	03/19/29	1,500,000	1,519,201
Hyundai Capital America, Series A (a)(c)	5.300%	01/08/30	875,000	881,044
Hyundai Capital America (c)	5.400%	06/24/31	850,000	855,727
Hyundai Capital America, Series A (c)	4.750%	09/26/31	400,000	388,512
Lowes Cos., Inc.	2.625%	04/01/31	950,000	841,946
Lowes Cos., Inc.	4.250%	04/01/52	2,300,000	1,799,055
Mercedes-Benz Financing NA (c)	4.800%	03/30/28	500,000	501,534
Mercedes-Benz Financing NA (a)(c)	5.000%	01/11/34	2,000,000	1,950,737
Ross Stores, Inc.	4.600%	04/15/25	760,000	759,883
Target Corp.	5.000%	04/15/35	3,340,000	3,325,413
Toyota Motor Credit Corp. (a)	4.550%	05/17/30	1,450,000	1,444,779
Toyota Motor Credit Corp.	5.550%	11/20/30	800,000	832,128
Volkswagen Group America (c)	5.650%	09/12/28	2,400,000	2,441,690
Walmart, Inc.	4.500%	04/15/53	450,000	397,943
				36,664,023
Consumer Non-Cyclical - 1.1%
Abbott Laboratories (a)	4.750%	11/30/36	100,000	98,430
AbbVie, Inc.	3.600%	05/14/25	500,000	499,374
AbbVie, Inc. (a)	3.200%	11/21/29	750,000	708,474
AbbVie, Inc.	4.550%	03/15/35	100,000	96,540
AbbVie, Inc.	4.500%	05/14/35	800,000	767,782
Amgen, Inc. (a)	4.200%	03/01/33	400,000	379,156
Amgen, Inc. (a)	5.250%	03/02/33	500,000	507,221
Amgen, Inc. (a)	5.600%	03/02/43	425,000	421,271
Anheuser-Busch InBev SA/NV	4.700%	02/01/36	2,625,000	2,531,349
Baxter International, Inc.	1.915%	02/01/27	300,000	286,151
Bristol-Myers Squibb Co. (a)	2.950%	03/15/32	300,000	268,001

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Corporate Credit - 15.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 1.1% (Continued)
Bristol-Myers Squibb Co. (a)	5.900%	11/15/33	$1,450,000	$1,549,273
Constellation Brands, Inc. (a)	2.250%	08/01/31	350,000	296,571
HCA, Inc.	3.375%	03/15/29	1,900,000	1,796,330
HCA, Inc. (a)	4.125%	06/15/29	650,000	631,136
Johnson & Johnson (a)	4.900%	06/01/31	2,175,000	2,226,850
Keurig Dr. Pepper, Inc.	5.100%	03/15/27	800,000	808,913
Kroger Co. (The) (a)	3.500%	02/01/26	1,250,000	1,240,681
Kroger Co. (The)	2.650%	10/15/26	100,000	97,229
Kroger Co. (The)	2.200%	05/01/30	125,000	110,858
Kroger Co. (The) (a)	1.700%	01/15/31	550,000	463,194
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	362,229
Mondelez International, Inc. (c)	1.250%	09/24/26	1,600,000	1,523,608
Pfizer, Inc.	7.200%	03/15/39	1,100,000	1,299,616
Pfizer, Inc.	5.340%	05/19/63	1,800,000	1,675,861
Phillip Morris International, Inc. (a)	5.500%	09/07/30	1,500,000	1,558,551
Phillip Morris International, Inc. (a)	5.375%	02/15/33	900,000	917,922
Roche Holdings, Inc. (a)(c)	5.593%	11/13/33	2,331,000	2,448,823
				25,571,394
Electric - 1.5%
American Electric Power, Inc.	1.000%	11/01/25	500,000	489,307
CMS Energy Corp.	2.950%	02/15/27	100,000	97,058
Commonwealth Edison Co.	5.300%	06/01/34	900,000	914,570
Dominion Energy South Carolina, Inc. (a)	6.250%	10/15/53	450,000	483,671
Dominion Energy, Inc.	1.450%	04/15/26	750,000	726,099
DTE Electric Co.	5.200%	04/01/33	450,000	455,588
DTE Energy Co., Series E	2.850%	10/01/26	100,000	97,496
DTE Energy Co., Series H	2.950%	03/01/30	125,000	114,649
Duke Energy Corp. (a)	4.300%	03/15/28	825,000	819,825
Duke Energy Florida, LLC	6.200%	11/15/53	1,000,000	1,057,871
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	225,652
Duke Energy Ohio, Inc.	5.250%	04/01/33	250,000	253,627
Duke Energy Progress, Inc.	2.000%	08/15/31	600,000	511,351
Florida Power & Light Co.	5.100%	04/01/33	500,000	505,825
Idaho Power Co.	5.500%	03/15/53	900,000	867,029
Idaho Power Co. (a)	5.800%	04/01/54	1,850,000	1,858,904

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Corporate Credit - 15.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 1.5% (Continued)
MidAmerican Energy Co.	3.650%	04/15/29	$350,000	$339,357
Nevada Power Co., Series 2023A	6.000%	03/15/54	450,000	459,163
NextEra Energy Capital Holdings, Inc.	4.625%	07/15/27	1,535,000	1,540,803
NextEra Energy Capital Holdings, Inc.	5.250%	03/15/34	500,000	500,323
Northern States Power Co. (a)	2.250%	04/01/31	500,000	437,437
Northern States Power Co. (a)	5.100%	05/15/53	900,000	833,362
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	8,225,000	8,249,098
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	378,362
Oncor Electric Delivery Co., LLC (a)	4.950%	09/15/52	500,000	445,537
PacifiCorp (a)	5.500%	05/15/54	450,000	422,383
PECO Energy Co.	3.000%	09/15/49	200,000	132,081
PPL Electric Utilities Corp.	5.000%	05/15/33	900,000	899,704
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	106,130
Progress Energy, Inc.	7.750%	03/01/31	1,000,000	1,141,103
Public Service Co. of Colorado	4.500%	06/01/52	400,000	333,904
Public Service Electric & Gas Co. (a)	2.250%	09/15/26	100,000	97,294
Southwestern Electric Power Co.	2.750%	10/01/26	100,000	97,307
Swepco Storm Recovery Funding, LLC, Series 2024-A	4.880%	09/01/39	7,455,000	7,435,269
Wisconsin Power & Light Co.	1.950%	09/16/31	800,000	674,930
				34,002,069
Energy - 0.7%
BP Capital Markets America	4.893%	09/11/33	500,000	492,659
BP Capital Markets America	4.989%	04/10/34	500,000	495,086
BP Capital Markets America, Inc.	4.812%	02/13/33	800,000	786,605
ConocoPhillips Co.	5.550%	03/15/54	450,000	435,750
Coterra Energy, Inc.	3.900%	05/15/27	100,000	98,446
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	196,088
Diamondback Energy, Inc.	6.250%	03/15/53	500,000	500,637
Energy Transfer, LP (c)	5.625%	05/01/27	500,000	499,488
Energy Transfer, LP (a)	4.950%	05/15/28	1,850,000	1,862,800
Energy Transfer, LP (a)	5.550%	05/15/34	500,000	499,693
Helmerich & Payne, Inc. (a)	2.900%	09/29/31	1,650,000	1,395,667
MPLX, LP (a)	5.000%	03/01/33	3,400,000	3,318,726
Occidental Petroleum Corp.	3.000%	02/15/27	1,475,000	1,433,462

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Corporate Credit - 15.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 0.7% (Continued)
Phillips 66 Co. (a)	3.550%	10/01/26	$100,000	$98,629
Phillips 66 Co. (a)	5.300%	06/30/33	875,000	874,931
Phillips 66 Co. (a)	4.950%	03/15/35	1,300,000	1,251,983
Shell Finance US, Inc.	2.375%	11/07/29	645,000	590,367
Shell International Finance BV (a)	6.375%	12/15/38	73,000	80,886
Valero Energy Corp.	5.150%	02/15/30	400,000	403,492
				15,315,395
Insurance - 2.0%
Berkshire Hathaway Financial Corp.	3.850%	03/15/52	900,000	692,797
Equitable Financial Life Global Funding (c)	1.800%	03/08/28	1,434,000	1,324,879
Equitable Financial Life Global Funding (c)	5.000%	03/27/30	825,000	828,509
Jackson National Life Global Funding (c)	5.500%	01/09/26	800,000	804,352
Jackson National Life Global Funding (c)	5.550%	07/02/27	2,200,000	2,241,522
Lincoln National Corp. (a)	3.625%	12/12/26	100,000	98,569
MassMutual Global Funding (c)	4.150%	08/26/25	500,000	499,192
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	384,373
MassMutual Global Funding (c)	5.150%	05/30/29	4,350,000	4,448,671
MassMutual Global Funding (c)	4.350%	09/17/31	2,300,000	2,245,568
Met Life Global Funding I (c)	5.400%	09/12/28	1,850,000	1,904,043
Met Life Global Funding I (c)	4.300%	08/25/29	1,000,000	983,080
Met Life Global Funding I (c)	1.550%	01/07/31	1,950,000	1,643,401
Met Life Global Funding I (c)	5.150%	03/28/33	500,000	501,404
Met Life Global Funding I (c)	5.050%	01/08/34	850,000	848,059
Met Tower Global Funding (c)	3.700%	06/13/25	350,000	349,411
New York Life Global Funding (c)	1.150%	06/09/26	50,000	48,222
New York Life Global Funding (a)(c)	4.900%	06/13/28	1,000,000	1,014,179
New York Life Global Funding (c)	4.700%	01/29/29	1,000,000	1,005,586
New York Life Global Funding (c)	1.200%	08/07/30	2,000,000	1,684,380
New York Life Global Funding (c)	5.000%	01/09/34	1,000,000	1,000,043
Northwestern Mutual Global Funding (a)(c)	4.000%	07/01/25	400,000	399,448
Northwestern Mutual Global Funding (c)	5.070%	03/25/27	3,000,000	3,039,265
Northwestern Mutual Global Funding (a)(c)	4.350%	09/15/27	400,000	399,717
Pacific Life Global Fund II (c)	1.450%	01/20/28	790,000	729,722
Pacific Life Global Fund II (c)	4.850%	02/10/30	5,217,000	5,251,804
Pricoa Global Funding I (c)	5.550%	08/28/26	700,000	711,895

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Corporate Credit - 15.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 2.0% (Continued)
Pricoa Global Funding I (a)(c)	5.100%	05/30/28	$500,000	$510,311
Pricoa Global Funding I (c)	4.650%	08/27/31	500,000	495,485
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	520,845
Principal Life Global Funding II (a)(c)	0.875%	01/12/26	500,000	486,309
Principal Life Global Funding II (c)	5.000%	01/16/27	500,000	504,723
Principal Life Global Funding II (c)	4.600%	08/19/27	300,000	300,684
Progressive Corp.	3.200%	03/26/30	240,000	225,442
Protective Life Global Funding (c)	5.209%	04/14/26	1,000,000	1,007,893
Protective Life Global Funding (a)(c)	1.618%	04/15/26	800,000	777,100
Protective Life Global Funding (a)(c)	4.992%	01/12/27	500,000	504,317
Protective Life Global Funding (c)	1.900%	07/06/28	650,000	599,480
Protective Life Global Funding (c)	5.467%	12/08/28	500,000	514,132
Protective Life Global Funding (c)	1.737%	09/21/30	1,500,000	1,290,057
RGA Global Funding (c)	2.000%	11/30/26	660,000	634,465
UnitedHealth Group, Inc.	4.200%	05/15/32	1,150,000	1,105,665
UnitedHealth Group, Inc.	4.250%	06/15/48	500,000	405,781
UnitedHealth Group, Inc.	5.200%	04/15/63	500,000	451,932
				45,416,712
Natural Gas - 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	286,509
Atmos Energy Corp.	5.900%	11/15/33	850,000	899,542
Atmos Energy Corp. (a)	4.125%	03/15/49	885,000	703,911
				1,889,962
Other Utility - 0.1%
American Water Capital Corp. (a)	2.800%	05/01/30	300,000	274,443
American Water Capital Corp.	2.300%	06/01/31	825,000	713,851
American Water Capital Corp.	5.150%	03/01/34	2,000,000	2,006,882
				2,995,176
REITS - 0.5%
Alexandria Real Estate Equities, Inc. (a)	3.950%	01/15/28	100,000	98,324
American Homes 4 Rent (a)	4.250%	02/15/28	100,000	98,956
Boston Properties, LP	2.750%	10/01/26	50,000	48,473
CubeSmart, LP	2.250%	12/15/28	4,200,000	3,846,675
ERP Operating, LP (a)	2.850%	11/01/26	100,000	97,586
ERP Operating, LP	2.500%	02/15/30	1,850,000	1,675,300

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Corporate Credit - 15.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
REITS - 0.5% (Continued)
Extra Space Storage, LP	5.700%	04/01/28	$100,000	$102,718
Extra Space Storage, LP	2.200%	10/15/30	1,399,000	1,217,902
Extra Space Storage, LP (a)	5.350%	01/15/35	400,000	396,755
Public Storage (a)	1.850%	05/01/28	800,000	741,671
Realty Income Corp. (a)	0.750%	03/15/26	1,375,000	1,326,674
Realty Income Corp.	4.450%	09/15/26	413,000	412,881
Realty Income Corp. (a)	3.000%	01/15/27	100,000	97,475
Realty Income Corp.	2.100%	03/15/28	250,000	233,115
Realty Income Corp.	2.200%	06/15/28	151,000	140,483
Realty Income Corp.	4.000%	07/15/29	60,000	58,397
Realty Income Corp.	3.200%	02/15/31	250,000	228,805
Realty Income Corp.	5.125%	02/15/34	1,000,000	992,236
Sun Communities Operations, LP	5.500%	01/15/29	250,000	255,767
				12,070,193
Technology - 0.6%
Broadcom, Inc. (c)	4.150%	04/15/32	2,700,000	2,561,007
Dell International, LLC / EMC Corp.	4.900%	10/01/26	1,488,000	1,493,772
Dell International, LLC / EMC Corp.	5.000%	04/01/30	425,000	426,981
Fidelity National Information Services, Inc. (a)	1.650%	03/01/28	300,000	276,286
Foundry JV Holdco, LLC (c)	6.150%	01/25/32	500,000	519,808
Mastercard, Inc. (a)	2.000%	11/18/31	2,300,000	1,961,767
Mastercard, Inc.	4.875%	05/09/34	750,000	751,912
Oracle Corp.	2.875%	03/25/31	500,000	447,659
Oracle Corp.	3.600%	04/01/40	5,100,000	4,011,298
Xilinx, Inc. (a)	2.375%	06/01/30	2,125,000	1,914,306
				14,364,796
Transportation - 0.6%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	97,088	96,744
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	283,275	269,769
Burlington North Santa Fe, LLC	5.050%	03/01/41	500,000	477,824
Burlington North Santa Fe, LLC	2.875%	06/15/52	1,523,000	956,886
CSX Corp.	4.250%	11/01/66	100,000	77,457
FedEx Corp. (a)(c)	2.400%	05/15/31	500,000	432,580

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Corporate Credit - 15.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.6% (Continued)
FedEx Corp., Series 2020-1, Class AA, CV	1.875%	08/20/35	$2,844,612	$2,405,774
Kirby Corp.	4.200%	03/01/28	600,000	590,009
Norfolk Southern Corp. (a)	3.000%	03/15/32	600,000	533,709
Norfolk Southern Corp.	5.950%	03/15/64	500,000	515,228
Penske Trust Leasing Co. / PTL Finance Corp. (a)(c)	5.350%	03/30/29	1,350,000	1,375,694
Ryder System, Inc.	2.850%	03/01/27	500,000	483,718
Ryder System, Inc.	5.300%	03/15/27	1,000,000	1,013,049
Ryder System, Inc. (a)	5.500%	06/01/29	500,000	513,491
Southwest Airlines Co. (a)	5.125%	06/15/27	1,000,000	1,006,677
Southwest Airlines Co. (a)	2.625%	02/10/30	1,300,000	1,166,299
United Airlines Pass-Through Trust, Series 2020-1B, Class B	4.875%	07/15/27	192,000	191,653
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	127,864	130,211
United Airlines Pass-Through Trust	5.450%	02/15/37	892,168	899,112
United Parcel Service, Inc. (a)	4.875%	03/03/33	900,000	903,144
				14,039,028

Total Corporate Credit (Cost $356,311,290)				$356,268,211

Government Related - 0.0% (d)	Coupon	Maturity	Shares / Par Value	Fair Value
Government Owned, No Guarantee - 0.0% (d)
Tennessee Valley Authority	4.250%	09/15/52	$500,000	$428,592
Tennessee Valley Authority	4.625%	09/15/60	525,000	468,446
Total Government Related (Cost $1,242,376)				$897,038

Securitized - 60.3%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.5%
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	$1,000,000	$948,497

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.5% (Continued)
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	$388,672	$383,072
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (b)(c)	4.450%	01/25/26	2,000,000	1,950,989
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (b)(c)	3.620%	07/25/26	3,300,000	3,104,404
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	3,900,000	3,685,497
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	2,350,000	2,388,418
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (c)	5.520%	02/22/55	3,811,191	3,593,995
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	7,321,444	6,665,432
Helios Issuer, LLC, Series 2022-C, Class C (c)(e)	6.000%	11/22/49	2,636,805	2,153,408
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	64,566	59,456
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	1,003,818	900,709
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	91,042	82,383
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	84,518	74,265
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	309,212	278,394
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	33,173	30,848
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	170,862	166,062
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	1,928,200	1,495,392
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	412,791	334,316
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	664,192	511,249

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.5% (Continued)
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	$2,310,057	$1,812,097
Luminace ABS-2022 Issuer, LLC, Series 2024-1, Class B (c)	6.960%	10/30/31	4,034,907	3,876,216
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	100,713	90,458
Mosaic Solar Loans, LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	50,657	46,521
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	28,917	25,775
Mosaic Solar Loans, LLC, Series 2025-1, Class A (c)	6.120%	08/22/50	2,429,609	2,448,896
Mosaic Solar Loans, LLC, Series 2023-1A, Class B (c)	6.920%	06/20/53	2,224,575	2,096,540
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)(e)	8.180%	09/22/53	4,500,000	3,195,893
Mosaic Solar Loans, LLC, Series 2023-3A, Class A (c)	5.910%	11/20/53	1,779,748	1,781,044
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR + 425) (b)(c)	8.590%	05/25/27	2,200,000	2,226,225
PowerPay Issuance Trust, Series 2024-1A, Class A (c)	6.530%	02/18/39	2,551,684	2,610,940
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	232,110	215,167
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	6,594	6,509
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	25,392	22,935
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class B (c)	2.130%	11/15/55	1,100,000	1,078,981
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class D (c)	3.160%	11/15/55	994,000	973,194
Sunnova Hestia I Issuer, LLC, Series 2023-GRIDI, Class A-1 (c)	5.750%	12/20/50	2,300,552	2,324,681

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.5% (Continued)
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	$3,590,839	$2,936,083
				56,574,941
Agency CMBS - 3.2%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	22,203,697	17,802,169
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	18,600,765	15,062,360
Farmer Mac Agricultural Real Estate, Series 2023-1, Class A (c)	2.631%	01/25/52	9,405,297	7,716,510
FNMA, Pool #AN3598	2.550%	12/01/28	249,316	235,148
FNMA, Pool #BL4548	2.430%	10/01/29	177,339	164,333
FNMA, Pool #BL9861	1.640%	12/01/30	2,085,000	1,792,117
FNMA, Pool #BS0602	1.590%	01/01/31	12,186,000	10,475,383
FNMA, Pool #BS0038	1.650%	01/01/31	1,993,829	1,707,458
FNMA, Pool #BS0915	1.620%	03/01/31	3,200,000	2,692,981
FNMA, Pool #AN6149	3.140%	07/01/32	750,000	685,721
FNMA, Pool #AN7612	3.280%	12/01/32	241,450	223,325
FNMA, Pool #FN0035	3.290%	12/01/32	5,610,980	5,198,747
FNMA, Pool #BS3369	2.310%	10/01/41	7,768,000	5,507,277
FNMA, Pool #BS3542	2.415%	10/01/41	2,850,000	1,998,595
FNMA, Pool #AM5015	4.940%	12/01/43	701,221	706,525
FRESB Multifamily Mortgage Pass-Through Trust, Series 2018-SB57, Class A-10F	3.710%	07/25/28	2,126,663	2,061,241
				74,029,890
Agency MBS CMO - 21.8%
FHLMC, Series 306, Class F3, Pool #S2-0432 (1* SOFR + 30) (b)	4.753%	05/15/28	16,866	16,847
FHLMC, Series 4847, Class CV	3.500%	02/15/30	266,964	262,817
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	147,393	145,525
FHLMC, Series 4265, Class FD (1* SOFR + 40) (b)	4.863%	01/15/35	169,026	167,449
FHLMC, Series 5519, Class GV	5.750%	12/25/35	12,529,777	12,815,561
FHLMC, Series 4613, Class AF (1* SOFR + 110) (b)	5.553%	11/15/37	250,445	248,871

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.8% (Continued)
FHLMC, Series 3605, Class PB	4.500%	11/15/39	$44,478	$43,286
FHLMC, Series 3617, Class PC	4.500%	12/15/39	59,573	59,208
FHLMC, Series 3740, Class FC (1* SOFR + 50) (b)	4.963%	10/15/40	58,295	57,626
FHLMC, Series 3759, Class ME	4.000%	11/15/40	505,358	466,202
FHLMC, Series 3811, Class TA	5.000%	02/15/41	225,501	230,019
FHLMC, Series 5115, Class AZ	2.000%	06/25/41	11,228,103	7,614,214
FHLMC, Series 3895, Class BF (1* SOFR + 50) (b)	4.963%	07/15/41	49,198	48,776
FHLMC, Series 3923, Class CZ	5.000%	09/15/41	541,003	541,132
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,844,469	3,738,324
FHLMC, Series 4136, Class LZ	3.000%	06/15/42	4,637,977	4,213,343
FHLMC, Series 4074, Class JY	2.500%	07/15/42	689,000	590,739
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,400,000	1,065,142
FHLMC, Series 4180, Class BU	2.500%	10/15/42	2,613,948	2,222,866
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	738,126
FHLMC, Series 4153, Class YZ	3.000%	01/15/43	4,550,129	4,043,356
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	7,164,653	5,947,898
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	179,973	143,407
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	2,920,000	2,639,879
FHLMC, Series 4210, Class Z	3.000%	05/15/43	1,623,910	1,327,351
FHLMC, Series 4204, Class QZ	3.000%	05/15/43	710,866	494,553
FHLMC, Series 4312, Class ZB	3.500%	08/15/43	10,436,739	9,553,690
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	944,093	897,781
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	214,582
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	838,021
FHLMC, Series 4448, Class GZ	2.500%	03/15/45	2,892,157	2,315,037
FHLMC, Series 4473, Class Z	3.000%	05/15/45	429,642	351,300
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,377,586	1,270,840
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	3,454,003	3,189,064
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,476,000	1,355,725
FHLMC, Series 4857, Class H	4.000%	11/15/46	51,025	50,690
FHLMC, Series 4710, Class GZ	3.000%	01/15/47	4,643,874	3,862,887
FHLMC, Series 5099, Class CM	2.000%	07/25/47	3,750,000	2,497,601
FHLMC, Series 4738, Class LZ	3.000%	12/15/47	3,974,673	3,428,130

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.8% (Continued)
FHLMC, Series 4736, Class CL	3.000%	12/15/47	$441,240	$379,407
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	1,780,188	1,619,671
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	1,288,373	1,165,853
FHLMC, Series 4768, Class ZH	3.000%	03/15/48	1,311,363	1,148,148
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	715,864	683,465
FHLMC, Series 5526, Class DB	1.500%	07/25/48	3,595,220	2,258,909
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	480,765
FHLMC, Series 4892, Class PZ	3.000%	07/15/49	1,429,157	936,577
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	783,287
FHLMC, Series 5159, Class WZ, Pool #5159	2.000%	01/25/50	687,365	401,809
FHLMC, Series 5037, Class PA	1.000%	03/25/50	2,891,896	2,205,485
FHLMC, Series 5103, Class LH	1.500%	03/25/50	1,893,321	1,521,785
FHLMC, Series 5057, Class DN	2.000%	03/25/50	868,868	700,977
FHLMC, Series 4968, Class NP	6.500%	04/25/50	1,362,575	1,433,916
FHLMC, Series 5129, Class DM	1.000%	08/25/50	1,262,815	924,853
FHLMC, Series 5017, Class CB	1.500%	09/25/50	1,115,365	830,058
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	145,397
FHLMC, Series 5038, Class QP	0.750%	10/25/50	8,514,488	5,839,056
FHLMC, Series 5038, Class PJ	0.750%	10/25/50	5,545,982	3,925,784
FHLMC, Series 5019, Class PL	1.000%	10/25/50	2,176,473	1,617,781
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	409,855
FHLMC, Series 5039, Class JL	1.250%	11/25/50	1,285,009	952,259
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	3,662,733	3,229,996
FHLMC, Series 5072, Class ME	1.000%	01/25/51	809,794	612,942
FHLMC, Series 5085, Class TY	1.000%	01/25/51	1,263,612	721,823
FHLMC, Series 5072, Class DG	1.000%	02/25/51	712,608	543,333
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,690,843	844,822
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	2,732,576	1,644,142
FHLMC, Series 5155, Class MG	1.500%	10/25/51	925,888	758,928
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,321,506	1,075,737
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,086,810	641,600
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	902,493	803,028
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	1,053,348	834,105
FHLMC, Series 5210, Class BZ	3.000%	02/25/52	8,929,438	6,107,519
FHLMC, Series 5232, Class HL	4.000%	06/25/52	4,120,792	3,529,169

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.8% (Continued)
FHLMC, Series 5249, Class PL	4.000%	08/25/52	$2,904,186	$2,544,426
FHLMC, Series 5297, Class DB	5.000%	03/25/53	1,239,531	1,157,084
FHLMC, Series 5318, Class AZ	5.500%	06/25/53	5,011,312	4,774,422
FHLMC, Series 5332, Class CZ	6.000%	08/25/53	4,361,429	4,428,678
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	88,866	87,919
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	93,542	95,965
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	32,648	33,778
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	65,470	69,936
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	429,015	438,737
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	114,326	118,779
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	176,057	182,760
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (b)	5.104%	07/25/36	252,374	248,873
FNMA, Series 2006-71, Class ZH	6.000%	07/25/36	180,488	189,545
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	53,826	54,255
FNMA, Series 2007-95, Class A3 (1* SOFR + 25) (b)	4.956%	08/27/36	1,600,000	1,507,005
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (b)	4.834%	11/25/36	68,028	67,311
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	71,906	70,362
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	114,534	116,190
FNMA, Series 2009-103, Class MB (b)	7.158%	12/25/39	88,288	89,188
FNMA, Series 2010-118, Class DZ	4.750%	10/25/40	1,492,619	1,442,950
FNMA, Series 2011-8, Class ZA	4.000%	02/25/41	1,175,274	1,127,427
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	375,001	382,967
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	307,686
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	649,004	629,535
FNMA, Series 2012-40, Class GY	4.000%	04/25/42	791,017	759,501
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	247,119	234,674
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	1,251,000	1,107,568
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	683,221	579,437
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	86,983	78,640
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	477,413	495,637
FNMA, Series 2012-92, Class Z	3.500%	08/25/42	4,979,702	4,471,588
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	479,000	381,683

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.8% (Continued)
FNMA, Series 2012-124, Class JA	1.500%	11/25/42	$2,929,092	$2,633,881
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	517,000	497,283
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	324,824
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,072,000	885,874
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	28,066	26,455
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	2,433,529	2,270,695
FNMA, Series 2013-84, Class B	4.000%	08/25/43	1,500,000	1,340,742
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	300,000	289,492
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	278,252
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	5,443,224	5,156,448
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	462,287	441,797
FNMA, Series 2015-24, Class ZA	3.000%	04/25/45	2,105,950	1,854,759
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	1,806,409
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	936,816	834,458
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	649,851	432,135
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	3,692,770	3,354,646
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	522,187	473,838
FNMA, Series 2022-4, Class QM	2.000%	03/25/48	1,602,020	1,101,862
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	600,000	537,171
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	179,932	163,696
FNMA, Series 2018-37, Class CL	4.000%	06/25/48	622,735	512,930
FNMA, Series 2018-69, Class PZ	3.500%	09/25/48	1,653,846	1,488,222
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	623,495	501,459
FNMA, Series 2018-77, Class BY	3.000%	10/25/48	2,402,780	2,131,751
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	167,208	150,616
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	618,449	555,056
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	767,632	678,683
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	255,600
FNMA, Series 2019-42, Class DZ	2.750%	08/25/49	1,769,736	1,212,643
FNMA, Series 2019-60, Class DZ	2.500%	10/25/49	1,702,501	991,609
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	609,148	397,664
FNMA, Series 2020-22, Class CA	3.000%	10/25/49	1,346,848	1,206,571
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	94,492
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,478,973
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	1,254,000	736,579

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.8% (Continued)
FNMA, Series 2020-42, Class BY	2.000%	06/25/50	$935,000	$577,276
FNMA, Series 2020-55, Class EY	2.000%	08/25/50	2,300,000	1,620,791
FNMA, Series 2020-81, Class MA	1.000%	10/25/50	3,626,568	2,713,618
FNMA, Series 2020-95, Class KY	1.500%	01/25/51	2,060,000	1,193,286
FNMA, Series 2021-34, Class KC	1.000%	03/25/51	428,145	246,103
FNMA, Series 2021-15, Class HD	1.000%	04/25/51	852,277	606,609
FNMA, Series 2021-25, Class JB	1.000%	05/25/51	1,425,240	1,077,357
FNMA, Series 2021-43, Class CJ	1.000%	07/25/51	2,805,398	2,026,943
FNMA, Series 2021-43, Class ME	1.500%	07/25/51	2,440,258	1,901,039
FNMA, Series 2021-66, Class NP	1.000%	10/25/51	3,516,586	2,540,220
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	1,480,513	693,471
FNMA, Series 2022-1, Class GE	1.500%	02/25/52	3,504,554	2,990,705
FNMA, Series 2022-49, Class GZ	4.000%	08/25/52	5,072,368	4,416,121
FNMA, Series 2023-21, Class MY	5.000%	04/25/53	2,047,000	1,931,686
FNMA, Series 2023-67, Class LA	6.000%	01/25/54	8,560,967	8,780,890
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	207,594	200,122
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	931,651	899,532
GNMA, Series 2024-127, Class VC	5.500%	11/20/33	2,293,232	2,321,940
GNMA, Series 2023-004, Class BV	5.500%	12/20/33	1,050,527	1,058,972
GNMA, Series 2023-115, Class VL	6.000%	06/20/34	3,159,882	3,240,183
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	327,691	336,036
GNMA, Series 2023-167, Class CV	6.500%	08/20/34	7,191,386	7,459,291
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	9,100,447	9,366,603
GNMA, Series 2024-24, Class NV	6.000%	12/20/34	2,961,222	3,011,300
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	157,497	158,229
GNMA, Series 2024-127, Class VQ	5.000%	08/20/35	6,244,790	6,231,496
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	220,695	219,121
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	99,746	102,160
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	62,807	63,785
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	31,461	31,385
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	443,238	376,077
GNMA, Series 2018-124, Class Z	4.000%	03/20/41	3,996,341	3,551,059
GNMA, Series 2011-34, Class MB	4.000%	03/20/41	1,943,944	1,857,708
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	932,000	685,447
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	266,115

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.8% (Continued)
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	$319,084	$293,310
GNMA, Series 2013-186, Class PY	2.000%	11/20/42	4,500,000	3,855,073
GNMA, Series 2012-145, Class PY	2.000%	12/20/42	1,900,000	1,546,044
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	169,000	131,386
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	789,000	638,731
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	62,105	49,833
GNMA, Series 2015-76, Class MZ	3.000%	05/20/45	3,010,456	2,667,383
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,790	902,893
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	82,178	61,151
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,089,050	975,439
GNMA, Series 2016-77, Class GY	3.000%	06/20/46	1,110,000	990,371
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	431,727
GNMA, Series 2016-116, Class AB	3.000%	09/20/46	1,367,525	1,143,722
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	424,814
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	460,218	349,476
GNMA, Series 2017-120, Class JZ	4.000%	08/20/47	709,491	593,293
GNMA, Series 2019-092, Class DB	2.250%	01/20/48	1,479,986	1,283,270
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	362,000	312,794
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	427,638	289,222
GNMA, Series 2018-024, Class DL	3.500%	02/20/48	1,729,888	1,571,128
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,110,780
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	520,276	456,781
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	564,592	503,941
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	555,029	460,424
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	530,925	436,261
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	127,531	116,759
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	168,103	165,628
GNMA, Series 2019-042, Class AB	3.250%	04/20/49	6,473,699	5,754,023
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	434,360
GNMA, Series 2019-085, Class MC	2.500%	06/20/49	885,146	782,908
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	421,651
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	403,483
GNMA, Series 2021-66, Class YM	3.500%	09/20/49	1,616,916	1,402,698
GNMA, Series 2019-152, Class LC	3.500%	10/20/49	2,823,988	2,602,736
GNMA, Series 2020-015, Class EH	2.500%	02/20/50	1,572,059	1,317,177

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.8% (Continued)
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	$895,841	$602,473
GNMA, Series 2020-065, Class YC	2.000%	05/20/50	1,147,597	927,341
GNMA, Series 2020-84, Class LB	1.250%	06/20/50	4,469,534	3,458,519
GNMA, Series 2021-58, Class NA	1.000%	07/20/50	493,979	376,837
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,251,685
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	503,078	177,676
GNMA, Series 2020-160, Class QD	1.000%	10/20/50	163,028	80,073
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	456,264	379,597
GNMA, Series 2020-183, Class AE	1.250%	12/20/50	598,103	311,374
GNMA, Series 2021-089, Class JY	1.250%	03/20/51	1,524,647	872,752
GNMA, Series 2021-86, Class MB	1.000%	05/20/51	747,227	569,733
GNMA, Series 2021-081, Class KE	1.500%	05/20/51	4,082,663	2,285,218
GNMA, Series 2021-097, Class PA	1.000%	06/20/51	2,064,534	1,574,212
GNMA, Series 2021-096, Class JK	1.500%	06/20/51	2,529,682	1,544,644
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	1,708,699	951,182
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	316,870	188,570
GNMA, Series 2022-69, Class BY	2.000%	10/20/51	1,000,000	768,010
GNMA, Series 2022-206, Class GZ	4.500%	10/20/51	1,159,470	1,021,963
GNMA, Series 2021-205, Class ZL	1.500%	11/20/51	4,712,105	2,139,827
GNMA, Series 2021-196, Class YZ	1.500%	11/20/51	1,131,216	523,110
GNMA, Series 2021-216, Class Z	1.500%	12/20/51	5,942,944	3,307,810
GNMA, Series 2021-216, Class QM	1.500%	12/20/51	1,172,581	657,379
GNMA, Series 2022-10, Class QJ	1.750%	01/20/52	1,253,095	731,606
GNMA, Series 2022-160, Class GZ	1.750%	01/20/52	14,787,167	8,698,952
GNMA, Series 2023-152, Class JL	6.000%	01/20/52	2,362,155	2,434,060
GNMA, Series 2022-84, Class AL	3.500%	05/20/52	2,812,353	2,418,097
GNMA, Series 2022-101, Class PL	4.500%	06/20/52	9,199,000	8,683,497
GNMA, Series 2022-205, Class CH	5.000%	06/20/52	3,242,719	3,138,559
GNMA, Series 2022-129, Class PL	4.000%	07/20/52	3,595,000	3,142,108
GNMA, Series 2022-125, Class JW	5.000%	07/20/52	2,000,000	1,898,954
GNMA, Series 2022-136, Class PB	4.000%	08/20/52	1,585,000	1,417,974
GNMA, Series 2022-160, Class QL	4.500%	09/20/52	5,500,000	5,179,326
GNMA, Series 2022-172, Class MZ	5.500%	10/20/52	2,128,222	2,094,999
GNMA, Series 2022-190, Class DZ	5.750%	11/20/52	2,235,068	2,250,685
GNMA, Series 2022-197, Class JB	6.000%	11/20/52	1,500,715	1,620,969

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.8% (Continued)
GNMA, Series 2022-205, Class CE	5.000%	12/20/52	$2,180,598	$2,048,421
GNMA, Series 2022-209, Class JW	5.500%	12/20/52	2,038,000	1,987,292
GNMA, Series 2023-13, Class JB	5.250%	01/20/53	505,050	459,905
GNMA, Series 2023-058, Class PZ	5.500%	01/20/53	6,365,491	6,185,059
GNMA, Series 2023-4, Class BZ	5.500%	01/20/53	1,717,003	1,661,850
GNMA, Series 2023-004, Class PB	5.500%	01/20/53	3,932,000	3,821,057
GNMA, Series 2023-070, Class BZ	6.000%	01/20/53	5,058,446	5,237,615
GNMA, Series 2023-35, Class DB	4.500%	02/20/53	1,233,954	1,124,542
GNMA, Series 2023-018, Class ZA	5.000%	02/20/53	1,818,064	1,690,008
GNMA, Series 2023-45, Class HZ	5.000%	03/20/53	3,315,381	3,054,184
GNMA, Series 2023-45, Class EZ	6.000%	03/20/53	2,047,213	2,091,641
GNMA, Series 2023-065, Class LZ	5.500%	05/20/53	1,295,464	1,251,404
GNMA, Series 2023-066, Class ZE	6.500%	05/20/53	3,163,396	3,392,295
GNMA, Series 2023-082, Class GZ	6.000%	06/20/53	2,608,474	2,669,618
GNMA, Series 2023-081, Class KB	6.500%	06/20/53	4,407,508	4,592,351
GNMA, Series 2023-096, Class CB	6.500%	07/20/53	3,179,090	3,334,927
GNMA, Series 2023-113, Class QC	6.000%	08/20/53	6,188,700	6,452,209
GNMA, Series 2023-128, Class LZ	6.000%	08/20/53	6,968,140	7,223,581
GNMA, Series 2023-117, Class LZ	6.000%	08/20/53	7,502,307	7,668,464
GNMA, Series 2023-152, Class GX	6.000%	10/20/53	6,587,217	6,842,939
GNMA, Series 2023-152, Class MY	6.000%	10/20/53	1,592,333	1,650,168
GNMA, Series 2023-148, Class CB	6.500%	10/20/53	4,188,291	4,385,591
GNMA, Series 2023-167, Class CZ	6.500%	11/20/53	8,584,825	9,035,430
GNMA, Series 2023-171, Class BZ	6.500%	11/20/53	4,643,070	4,849,609
GNMA, Series 2023-169, Class MB	6.500%	11/20/53	2,150,480	2,269,528
GNMA, Series 2023-165, Class AZ	7.000%	11/20/53	5,306,557	5,883,060
GNMA, Series 2024-28, Class GM	6.500%	02/20/54	7,078,537	7,364,514
GNMA, Series 2024-23, Class AZ	6.500%	02/20/54	8,462,935	8,883,006
GNMA, Series 2017-H18, Class EB (b)	4.807%	06/20/63	39,639	39,420
GNMA, Series 2023-152, Class TW	6.500%	10/20/63	10,605,596	11,145,739
GNMA, Series 2014-H14, Class FA (1* TSFR1M + 61) (b)	4.940%	07/20/64	140,293	140,167
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (b)	6.142%	05/20/66	123,942	124,368

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.8% (Continued)
GNMA, Series 2017-H16, Class DB (b)	4.521%	08/20/67	$14,121	$13,956
				502,679,212
Agency MBS CMO Derivatives - 0.5%
FHLMC, Series 3919, Class QS (IO) (-1* SOFR + 670) (b)	2.237%	08/15/30	619,898	25,472
FHLMC, Series 226, Class (PO), Pool #S0-3651	0.000%	02/01/34	74,902	63,483
FHLMC, Series 3102, Class TA (IO) (-7.5* SOFR30A + 64) (b)	7.500%	01/15/36	156,870	155,368
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	50,800	43,195
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (b)	2.147%	05/15/36	212,902	23,747
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	69,491	61,975
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	194,873	163,983
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	838,844	646,171
FHLMC, Series 4074, Class SJ (IO) (-1* SOFR + 662) (b)	2.157%	07/15/42	587,563	96,560
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	119,981	92,007
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	220,536	168,136
FHLMC, Pool #S0-7033 (-1.6* SOFR30A + 955) (b)	2.299%	12/15/43	1,133,689	1,030,534
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	42,194	901
FNMA, Series 2004-91, Class SP (IO) (-2.4* SOFR + 1680) (b)	6.110%	10/25/31	96,532	102,182
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	212,171	191,214
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	714,641	52,851
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	362,472	19,706
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	335,694	19,924
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	339,639	45,736
FNMA, Series 2005-52, Class JH (IO) (-1* SOFR + 660) (b)	2.146%	05/25/35	177,227	10,966
FNMA, Class (IO) (b)	5.000%	06/25/35	401,659	55,606
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	224,790	16,064
FNMA, Class (IO)	5.000%	02/25/36	283,399	35,194
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	13,563	12,203
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	479,614	85,255

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.5% (Continued)
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (b)	2.096%	05/25/40	$34,852	$3,363
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	726,681	135,890
FNMA, Series 2012-99, Class QS (IO) (-1* SOFR + 660) (b)	2.146%	09/25/42	1,436,957	185,481
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (b)	0.000%	11/25/42	464,337	309,789
FNMA, Series 2012-128, Class WS (IO) (-1* SOFR + 400) (b)	0.000%	11/25/42	1,065,507	690,022
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	5,346
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	448,869	14,705
FNMA, Series 2003-W10, Class 3IO (IO) (b)	0.000%	06/25/43	6,853,494	7
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	512,785	27,677
GNMA, Series 2011-139, Class LS (IO) (-1* TSFR1M + 511) (b)	0.577%	03/16/38	1,704,118	97,147
GNMA, Series 2013-147, Class SD (IO) (-1* TSFR1M + 676) (b)	2.216%	12/20/39	1,047,421	119,663
GNMA, Series 2011-21, Class SA (IO) (-1* TSFR1M + 611) (b)	1.566%	02/16/41	1,205,445	112,927
GNMA, Series 2013-113, Class QS (IO) (-1* TSFR1M + 631) (b)	1.766%	02/20/42	185,365	11,432
GNMA, Series 2013-82, Class NS (IO) (-1* TSFR1M + 411) (b)	0.000%	05/20/43	1,294,967	775,944
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	468,104	24,621
GNMA, Series 2016-32, Class MS (IO) (-1* TSFR1M + 616) (b)	1.616%	03/20/46	1,455,431	196,816
GNMA, Series 2019-098, Class BI (IO)	3.000%	06/20/49	847,484	207,768
GNMA, Series 2022-200, Class SC (-3.67* SOFR30A + 23) (b)	6.621%	11/20/52	4,978,415	5,392,157
				11,529,188
Agency MBS Passthrough - 7.2%
FHLMC, Pool #U5-9010	4.000%	11/01/34	194,580	191,990
FHLMC, Pool #G6-1909	4.500%	12/01/37	240,381	239,035
FHLMC, Pool #G0-6085	6.500%	09/01/38	32,512	34,031
FHLMC, Pool #RB-5090	2.000%	12/01/40	14,360,197	12,279,346

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 7.2% (Continued)
FHLMC, Pool #2B-7995	2.523%	10/01/50	$3,563,981	$3,287,777
FHLMC, Pool #RE-6080	1.500%	11/01/50	1,444,285	1,073,643
FHLMC, Pool #RE-0015	3.000%	11/01/50	5,188,378	4,617,646
FHLMC, Pool #RE-6085	1.500%	02/01/51	784,660	583,291
FHLMC, Pool #RE-6093	1.500%	04/01/51	1,202,987	885,318
FHLMC, Series 4839, Class AL	4.000%	04/15/51	2,326,401	1,989,997
FHLMC, Pool #8C-0205	1.854%	02/01/52	3,541,235	3,264,273
FHLMC, Pool #QH-7551	6.000%	12/01/53	5,270,296	5,353,883
FNMA, Pool #252409	6.500%	03/01/29	27,839	28,231
FNMA, Pool #AL5850	3.500%	10/01/29	102,068	100,603
FNMA, Pool #AS7287	3.500%	06/01/31	179,307	176,141
FNMA, Pool #AL3200	3.500%	02/01/33	166,731	160,539
FNMA, Pool #AT7120	3.500%	06/01/33	262,017	254,419
FNMA, Pool #AL5166	3.000%	11/01/33	1,252,021	1,189,926
FNMA, Pool #AL6685	4.000%	01/01/35	487,989	478,492
FNMA, Pool #MA2198	3.500%	03/01/35	187,499	181,159
FNMA, Pool #MA3050	4.500%	06/01/37	313,857	312,922
FNMA, Pool #FS7218	1.500%	02/01/42	2,927,964	2,412,986
FNMA, Pool #BM7598	3.000%	02/01/43	5,504,018	4,956,620
FNMA, Pool #AS4073	4.000%	12/01/44	151,597	143,715
FNMA, Pool #AS5236	4.000%	05/01/45	998,488	952,137
FNMA, Pool #MA2778	3.500%	10/01/46	77,330	70,150
FNMA, Series 2017-10, Class LZ	3.000%	03/25/47	4,236,202	3,703,352
FNMA, Pool #BM6530	3.000%	10/01/48	285,046	254,871
FNMA, Pool #BM6732	4.000%	11/01/48	14,203,619	13,547,466
FNMA, Pool #CA6940	2.247%	09/01/50	2,295,803	2,102,241
FNMA, Pool #BP7449	2.041%	10/01/50	806,061	762,862
FNMA, Pool #BM6452	2.114%	10/01/50	2,847,808	2,588,944
FNMA, Pool #BQ5239	2.222%	10/01/50	1,476,900	1,404,458
FNMA, Pool #MA4199	1.500%	11/01/50	761,535	566,103
FNMA, Pool #CA8249	1.500%	12/01/50	7,471,346	5,669,419
FNMA, Pool #BK8466	2.241%	12/01/50	1,030,305	936,721
FNMA, Pool #MA4294	1.500%	03/01/51	1,636,158	1,204,111
FNMA, Pool #BR9977	1.782%	06/01/51	2,492,525	2,217,918
FNMA, Pool #DA1521	6.000%	10/01/53	8,854,087	8,994,690

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 7.2% (Continued)
FNMA, Pool #FS9979	6.000%	09/01/54	$26,993,939	$27,606,196
GNMA, Pool #MA5738M	4.000%	02/20/34	127,486	125,598
GNMA, Pool #MA7385M	2.000%	06/20/36	1,328,125	1,151,126
GNMA, Pool #784279	5.500%	11/15/38	219,307	223,858
GNMA, Pool #711522X	4.500%	07/15/40	202,404	203,391
GNMA, Pool #784991	3.000%	04/20/46	3,438,967	3,030,861
GNMA, Pool #78541	4.500%	06/15/46	82,051	80,855
GNMA, Pool #784792	4.500%	08/20/49	416,012	387,248
GNMA, Pool #MA7248	3.000%	03/20/51	1,016,368	882,634
GNMA, Pool #CI6717	3.000%	10/20/51	1,937,804	1,716,423
GNMA, Pool #MA7929M	3.500%	03/20/52	6,913,681	6,189,348
GNMA, Pool #787258	3.500%	08/20/52	9,173,204	8,285,849
GNMA, Pool #CM7497C	5.000%	08/20/52	5,656,632	5,566,002
GNMA, Pool #CX4361C	8.000%	11/20/53	588,479	607,322
GNMA, Pool #MA9367	8.000%	12/20/53	7,664,345	7,973,393
GNMA, Pool #MA9428M	8.000%	01/20/54	2,205,307	2,269,503
GNMA, Pool #CR2128	3.000%	04/20/55	814,296	704,838
GNMA, Pool #CN5057	4.500%	07/20/62	1,881,230	1,782,559
GNMA, Pool #CN5236C	4.000%	08/20/62	4,203,223	3,880,425
GNMA, Pool #CN5237	4.500%	08/20/62	1,638,525	1,552,579
GNMA, Pool #CP5023C	6.000%	08/20/62	2,016,135	2,037,166
GNMA, Pool #CQ3549	3.000%	10/20/62	222,201	192,315
GNMA, Pool #CS5780	3.000%	02/20/63	326,797	282,845
				165,903,760
ARM - 0.0% (d)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (b)	6.097%	12/25/33	3,965	3,920

Auto Loan - 2.5%
ACM Auto Trust, Series 2024-2A, Class A (c)	6.060%	02/20/29	731,785	733,572
ACM Auto Trust, Series 2025-1A, Class A (c)	5.380%	06/20/29	3,453,210	3,458,305
ACM Auto Trust, Series 2023-1A, Class C (c)	8.590%	01/22/30	247,157	247,612
ACM Auto Trust, Series 2024-1A, Class B (c)	11.400%	01/21/31	2,485,000	2,556,101
ACM Auto Trust, Series 2024-2A, Class B (c)	9.210%	08/20/31	600,000	619,215

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 2.5% (Continued)
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	$2,700,000	$2,740,560
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (c)	6.870%	06/17/30	2,000,000	2,056,515
Exeter Automobile Receivables Trust, Series 2021-2, Class D	1.400%	04/15/27	4,784,246	4,684,911
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	5,590,000	5,511,747
First Help Financial, LLC, Series 2023-2, Class D (c)	9.503%	10/15/30	1,750,000	1,887,432
Hertz Vehicle Financing, LLC, Series 2024-2A, Class C (c)	7.650%	01/27/31	5,000,000	5,093,194
Lobel Automobile Receivables Trust, Series 2023-2, Class A (c)	7.590%	04/16/29	395,087	396,643
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (c)	8.200%	05/20/36	4,000,000	4,083,056
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class B (c)	7.960%	06/25/32	5,348,702	5,443,217
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (c)	6.675%	06/27/33	9,800,000	9,817,616
Tricolor Auto Securitization Trust, Series 2024-1A, Class B (c)	6.530%	12/15/27	4,000,000	4,054,311
Tricolor Auto Securitization Trust, Series 2024-3A, Class B (c)	5.360%	09/15/28	1,625,000	1,634,773
Tricolor Auto Securitization Trust, Series 2024-3A, Class C (c)	5.730%	12/15/28	1,920,000	1,936,650
US Bank NA, Series 2023-1, Class B (c)	6.789%	08/25/32	531,905	538,697
Veros Auto Receivables Trust, Series 2023-1, Class A (c)	7.120%	11/15/28	287,089	287,987
				57,782,114
CRE/CLO - 1.3%
A10 Securitization, Series 2021-D, Class D (c)	4.409%	10/01/38	1,241,661	1,136,563
A10 Securitization, Series 2021-D, Class E (c)	4.937%	10/01/38	1,266,495	1,130,823
Acre Commercial Mortgage Trust, Series 2021-FL4, Class C (c)	6.163%	12/18/37	1,850,000	1,818,530

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 1.3% (Continued)
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (b)(c)	7.013%	12/18/37	$1,000,000	$981,557
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (b)(c)	7.513%	12/18/37	675,000	658,674
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (b)(c)	8.162%	06/17/39	900,000	901,651
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (b)(c)	6.334%	11/15/37	3,188,223	3,184,621
BXMT Ltd., Series 2020-FL3, Class D (1* TSFR1M + 291) (b)(c)	7.234%	11/15/37	1,500,000	1,404,565
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (c)	5.834%	02/15/38	2,240,000	2,206,375
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (b)(c)	6.384%	02/15/38	4,009,000	3,749,814
BXMT Ltd., Series 2021-FL4, Class C (1* TSFR1M + 186) (c)	6.184%	05/15/38	1,600,000	1,512,941
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (b)(c)	6.684%	05/15/38	3,000,000	2,673,210
HERA Commercial Mortgage Ltd., Series 2021-FL1, Class C (1* TSFR1M + 206) (b)(c)	6.381%	02/18/38	3,000,000	2,945,748
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class B (1* TSFR1M + 374) (b)(c)	8.052%	09/17/37	3,000,000	3,004,239
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (b)(c)	10.046%	09/17/37	750,000	750,876
PFP III, Series 2024-11, Class D (1* TSFR1M + 409) (b)(c)	8.410%	09/17/39	2,500,000	2,500,285
				30,560,472
Credit Cards - 0.9%
Continental Finance Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	2,500,000	2,475,698
Continental Finance Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	6,000,000	5,877,568

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 0.9% (Continued)
Genesis Sales Finance Master Trust, Series 2024-B, Class D (c)	7.040%	12/20/32	$5,000,000	$5,041,070
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B (c)	7.430%	07/20/29	5,000,000	5,064,532
Mission Lane Credit Card Master Trust, Series 2024-A, Class C (c)	7.320%	08/15/29	3,000,000	3,047,921
				21,506,789
Equipment - 0.7%
Blue Bridge Funding, Inc., Series 2023-1, Class A (c)	7.370%	11/15/30	1,005,995	1,016,164
CLI Funding VI, LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	353,699	333,246
CPF IV, LLC, Series 2023-2, Class A (c)	7.480%	03/15/32	1,749,997	1,771,790
CPF IV, LLC, Series 2023-2, Class C (c)	7.560%	03/15/32	2,000,000	1,959,525
Dext ABS, Series 2023-2, Class D (c)	8.300%	05/15/34	1,500,000	1,605,094
NMEF Funding, LLC, Series 2022-B, Class C (c)	8.540%	06/15/29	4,500,000	4,605,321
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	3,500,000	3,581,987
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)	5.926%	10/15/41	464,588	456,781
				15,329,908
HECM - 4.1%
Boston Lending Trust, Series 2022-1, Class M2 (c)	2.750%	02/25/62	545,105	480,810
Brean Asset Backed Securities Trust, Series 2022-RM4, Class M1 (c)	3.000%	07/25/62	1,084,713	927,342
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A (c)	4.500%	09/25/62	4,651,292	4,467,021
Brean Asset Backed Securities Trust, Series 2022-RM5, Class M1 (c)	4.500%	09/25/62	2,569,479	2,258,946
Brean Asset Backed Securities Trust, Series 2022-RM5, Class M2 (c)	4.500%	09/25/62	2,904,629	2,477,926
Brean Asset Backed Securities Trust, Series 2023-RM6, Class M1 (c)	5.250%	01/25/63	3,014,862	2,802,089
Brean Asset Backed Securities Trust, Series 2023-RM6, Class M2 (c)	5.250%	01/25/63	3,014,862	2,727,245

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 4.1% (Continued)
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M1 (c)	4.000%	09/25/63	$3,184,134	$3,062,501
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	3,024,927	2,666,187
Brean Asset Backed Securities Trust, Series 2024-RM9, Class A1 (c)	5.000%	09/25/64	3,289,782	3,223,522
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A2 (c)	5.000%	01/25/65	5,800,000	5,449,160
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A1 (c)	4.500%	03/25/78	8,539,856	8,293,908
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	6,039,000	5,625,027
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M1 (c)	4.500%	03/25/78	3,177,219	2,839,651
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M3 (c)	3.000%	05/25/34	2,000,000	1,842,671
Cascade Funding Mortgage Trust, Series 2024-2, Class M3 (c)	3.000%	06/25/34	4,000,000	3,693,425
Cascade Funding Mortgage Trust, Series 2024-2, Class M2 (c)	3.000%	06/25/34	2,000,000	1,873,993
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3 (b)(c)	4.000%	08/25/34	5,500,000	5,120,147
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (c)	3.000%	06/25/36	4,000,000	3,735,985
Ocwen Loan Investment Trust, Series 2024-HB1, Class M2 (c)	3.000%	02/25/37	1,500,000	1,394,420
Ocwen Loan Investment Trust, Series 2024-HB1, Class M3 (c)	3.000%	02/25/37	3,500,000	3,227,624
Onity Loan Investment Trust, Series 2024-HB2, Class M3 (c)	5.000%	08/25/37	2,500,000	2,341,115
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	1,550,000	1,456,342
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (b)(c)	1.719%	10/25/50	1,798,399	1,709,606

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 4.1% (Continued)
RMF Buyout Issuance Trust, Series 2020-HB1, Class M1 (c)	2.619%	10/25/50	$1,500,000	$1,334,365
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	3,977,264	3,560,505
RMF Proprietary Issuance Trust, Series 2022-1, Class A (b)(c)	3.000%	01/25/62	2,013,017	1,831,570
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (c)	3.750%	06/25/62	1,100,000	947,311
RMF Proprietary Issuance Trust, Series 2022-3, Class A (b)(c)	4.000%	08/25/62	4,975,000	4,747,456
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (c)	4.000%	08/25/62	5,000,000	4,519,409
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (c)	4.000%	08/25/62	2,500,000	2,137,293
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (b)(c)	3.000%	01/25/62	1,000,000	876,410
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	1,000,000	854,038
				94,505,020
Hospitality - 0.3%
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (b)(c)	7.150%	03/15/42	3,150,000	3,122,437
MCR Mortgage Trust, Series 2024-TWA, Class D (c)	7.402%	06/12/39	3,500,000	3,534,731
				6,657,168
Industrial - 0.3%
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D (1* TSFR1M + 259) (b)(c)	6.914%	03/15/30	7,000,000	6,921,250

Laboratory - 1.2%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (c)	7.970%	08/13/41	4,400,000	4,352,150
Commercial Mortgage Trust, Series 2020-CX, Class A (c)	2.173%	11/10/46	7,595,000	6,402,520

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Laboratory - 1.2% (Continued)
Commercial Mortgage Trust, Series 2020-CX, Class B (c)	2.446%	11/10/46	$2,640,000	$2,179,213
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (b)(c)	5.614%	05/15/39	7,500,000	7,266,495
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (c)	2.130%	10/10/42	9,060,000	7,385,563
				27,585,941
Manufactured Housing - 0.0% (d)
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (b)(c)	5.985%	11/25/44	100,000	94,945

Multifamily - 1.4%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (b)(c)	7.408%	08/15/39	4,000,000	3,985,000
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* SOFR + 215) (b)(c)	6.617%	04/25/25	213,477	213,338
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (b)(c)	6.517%	10/25/25	491,756	487,088
FREMF Mortgage Trust, Series 2019-KF58, Class B (1* SOFR30A + 226) (b)(c)	6.617%	01/25/26	1,688,582	1,670,321
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (b)(c)	6.617%	01/25/28	236,208	227,685
FREMF Mortgage Trust, Series 2018-KF46, Class B (1* SOFR30A + 206) (b)(c)	6.417%	03/25/28	146,778	140,962
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (b)(c)	6.517%	06/25/28	1,438,424	1,358,831
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (b)(c)	6.367%	07/25/28	338,254	324,111
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (b)(c)	6.717%	01/25/29	1,054,297	1,004,732
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (b)(c)	6.717%	08/25/29	274,062	259,803
Multifamily Connecticut Avenue, Series 2024-01, Class M7 (1* SOFR30A + 275) (b)(c)	7.090%	07/25/54	5,990,768	6,037,847

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 1.4% (Continued)
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M-1 (1* SOFR + 180) (b)(c)	6.140%	07/25/41	$1,593,791	$1,556,029
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (b)(c)	6.786%	10/25/44	3,331,919	3,325,306
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (b)(c)	6.374%	02/25/45	3,050,000	3,045,892
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-2 (1* SOFR30A + 285) (b)(c)	7.174%	02/25/45	1,550,000	1,548,981
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (b)(c)	6.340%	01/25/51	1,201,142	1,196,344
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (b)(c)	6.640%	11/25/51	2,511,446	2,514,229
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M-1 (1* SOFR + 425) (b)(c)	8.602%	05/25/52	2,840,177	2,894,729
				31,791,228
Non-Agency MBS 2.0 - 0.1%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (b)	5.890%	02/25/50	598,083	564,408
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (b)(c)	5.640%	03/25/51	553,967	543,183
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (b)(c)	6.140%	03/25/51	1,533,067	1,510,662
				2,618,253
Office - 1.0%
Banc of America Merrill Lynch Commercial Mortgage, Series 2016-SS1, Class A (c)	3.665%	12/15/35	2,200,000	2,078,837
COLEM Mortgage Trust, Series 2022-HLNE, Class B (c)	2.461%	04/12/42	3,000,000	2,681,600

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Office - 1.0% (Continued)
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (b)(c)	5.583%	10/15/43	$3,500,000	$3,326,655
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (b)(c)	6.133%	10/15/43	15,000,000	13,687,500
NYC Commerical Mortgage Trust, Series 2025-3BP, Class D (1* TSFR1M + 244) (b)(c)	6.760%	02/15/42	1,600,000	1,588,314
				23,362,906
Residential Transition Loan - 2.4%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	409,546	386,904
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	01/25/26	122,459	26,120
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/28/29	385,032	384,370
Fidelis Mortgage Trust, Series 25-RTL1, Class A-2 (c)	6.220%	02/27/40	2,200,000	2,209,865
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A-2 (c)	8.570%	07/25/29	2,300,000	2,310,482
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A-2 (c)	6.369%	09/25/39	4,000,000	4,001,909
LHOME Mortgage Trust, Series 2024-RTL1, Class A2 (c)	9.165%	01/25/29	2,500,000	2,540,895
LHOME Mortgage Trust, Series 2024-RTL1, Class M (c)	11.949%	01/25/29	2,000,000	2,043,048
LHOME Mortgage Trust, Series 2024-RTL2, Class A2 (c)	9.537%	03/25/29	1,500,000	1,524,039
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	8.373%	05/25/29	4,000,000	4,042,328
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 (c)	5.652%	01/25/40	8,000,000	8,019,322
LHOME Mortgage Trust, Series 2025-RTL1, Class A2 (c)	5.952%	01/25/40	4,150,000	4,169,804
New York Mortgage Trust, Series 2024-BPL1, Class A1 (c)	7.154%	02/25/29	2,000,000	2,023,870

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 2.4% (Continued)
New York Mortgage Trust, Series 2024-BPL1, Class A2 (c)	8.617%	02/25/29	$2,500,000	$2,532,139
ROC Mortgage Trust, Series 2025-RTL1, Class A2 (c)	6.114%	02/25/40	8,000,000	8,069,187
ROC Securities Trust, Series 2021-RTL1, Class A1 (c)	2.487%	08/25/26	152,899	152,626
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	3,500,000	3,489,468
TVC Mortgage Trust, Series 2023-RTL1, Class A2 (c)	9.500%	11/25/27	6,000,000	6,014,005
TVC Mortgage Trust, Series 2024-RRTL1, Class A2 (c)	5.956%	07/25/39	2,000,000	2,004,268
				55,944,649
Retail - 0.2%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (b)(c)	5.984%	02/15/40	2,123,200	2,124,551
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (b)(c)	6.234%	02/15/40	580,000	578,978
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (b)(c)	7.034%	02/15/40	2,324,000	2,327,390
				5,030,919
Second Lien - 1.8%
Achieve Mortgage, Series 2024-HE2, Class A (c)	5.350%	10/25/39	3,676,279	3,648,516
Achieve Mortgage, Series 2025-HE1, Class A (c)	5.920%	03/25/55	5,500,000	5,500,067
HTAP Trust, Series 2024-1, Class A (c)	7.000%	04/25/37	6,067,731	6,033,887
HTAP Trust, Series 2024-1, Class B (c)	7.500%	04/25/37	2,630,000	2,450,267
HTAP Trust, Series 2024-2, Class A (c)	6.500%	04/25/42	10,613,570	10,481,238
Unlock HEA Trust, Series 24-1, Class A (c)	7.000%	04/25/39	8,929,539	8,869,595
Unlock HEA Trust, Series 2024-2, Class A (c)	6.500%	10/25/39	4,716,006	4,619,717
				41,603,287
Single Family Rental - 1.8%
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	2,547,285	2,541,814

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 1.8% (Continued)
American Homes 4 Rent, Series 2015-SFR2, Class A (c)	3.732%	10/17/52	$3,763,744	$3,739,271
Firstkey Homes Trust, Series 2020-SFR1, Class A (c)	1.339%	08/17/37	6,643,700	6,540,768
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	457,309	436,178
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	4,121,329	3,949,905
Progress Residential Trust, Series 2024-SFR5, Class E1 (c)	3.375%	08/09/29	3,000,000	2,686,562
Progress Residential Trust, Series 2023-SFR2, Class E1 (c)	4.750%	10/17/40	2,000,000	1,887,172
Progress Residential Trust, Series 2024-SFR2, Class E1 (c)	3.400%	04/17/41	2,000,000	1,804,141
Progress Residential Trust, Series 2024-SFR2, Class E2 (c)	3.650%	04/17/41	1,500,000	1,341,705
Progress Residential Trust, Series 2025-SFR1, Class D (c)	3.650%	02/17/42	4,500,000	4,076,583
Progress Residential Trust, Series 2025-SFR1, Class E1 (c)	3.750%	02/17/42	3,600,000	3,241,166
REMIC Funding Trust, Series 2024-2, Class A1 (c)	7.112%	09/27/28	5,011,952	4,977,815
REMIC Funding Trust, Series 2024-2, Class A2 (c)	8.806%	09/27/28	1,984,931	1,971,714
Tricon American Homes Trust, Series 2020-SFR1, Class A (c)	1.499%	07/17/38	1,270,031	1,228,172
				40,422,966
Small Business - 1.1%
Credibility Asset Securitization, Series 2024-1A, Class A (c)	6.440%	11/15/29	4,000,000	4,055,376
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (c)	5.490%	09/10/31	4,700,000	4,710,950
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (c)	7.150%	09/10/31	4,000,000	4,030,492

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 1.1% (Continued)
Kapitus Asset Securitization, LLC, Series 2024-4, Class C (c)	7.150%	09/10/31	$350,000	$352,668
NCL Business Loan Trust, Series 2022-1, Class A (c)	3.187%	09/25/46	1,968,234	1,853,543
Newtek Alternative Loan Program, Series 2024-1, Class B (c)	7.710%	12/27/49	3,206,606	3,232,530
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (b)(c)	7.750%	10/25/49	867,656	859,600
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (b)(c)	8.250%	07/25/50	2,199,474	2,193,604
OnDeck Asset Securitization Trust, Series 2024-2A, Class B (c)	5.420%	10/17/31	1,300,000	1,293,923
RFS Asset Securitization II, LLC, Series 2024-1, Class C (c)	8.349%	07/15/31	2,000,000	2,030,160
				24,612,846
Student Loan - 0.5%
Ascent Career Funding Trust, Series 2024-1A, Class A (c)	6.770%	10/25/32	2,752,827	2,760,524
Ascent Career Funding Trust, Series 2024-1A, Class B (c)	9.730%	10/25/32	2,000,000	2,014,526
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	42,282	41,120
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	38,876	37,933
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	117,826	114,578
College Ave Student Loans, Series 2019-A, Class A1 (1* SOFR + 140) (b)(c)	5.835%	12/28/48	68,443	69,080
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	328,840	299,623
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	249,766	231,504
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	345,415	342,963

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.5% (Continued)
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (b)(c)	5.685%	07/25/51	$169,663	$169,993
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	193,637
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	1,585,000	1,520,155
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	360,634
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	480,604
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	750,000	689,229
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	1,669,000	1,456,972
				10,783,075
Unsecured Consumer - 3.5%
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	1,250,000	1,277,445
ACHV ABS Trust, Series 2023-4CP, Class C (c)	7.710%	11/25/30	2,124,108	2,130,507
ACHV ABS Trust, Series 2023-4CP, Class D (c)	8.600%	11/25/30	2,000,000	2,027,281
ACHV ABS Trust, Series 2024-3AL, Class D (c)	6.750%	12/26/31	3,650,000	3,689,938
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	1,500,000	1,507,560
AMCR ABS Trust, Series 2023-1, Class A (c)	7.660%	01/21/31	29,901	29,923
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	4,000,000	4,062,608
AMCR ABS Trust, Series 2024-A, Class A (c)	6.260%	08/18/31	728,810	731,881
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (c)	8.150%	12/17/36	1,000,000	1,050,389
Cherry Securitization Trust, Series 2024-1A, Class A (c)	5.700%	04/15/32	2,750,000	2,758,213
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	3,831,597	3,851,478
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	1,195,000	1,152,726
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	534,446

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 3.5% (Continued)
Lendmark Funding Trust, Series 2021-1A, Class C (c)	3.410%	11/20/31	$750,000	$700,815
Lendmark Funding Trust, Series 2023-1A, Class C (c)	6.160%	05/20/33	2,000,000	2,024,569
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	950,618
Mariner Finance Issuance Trust, Series 2024-AA, Class D (c)	6.770%	09/22/36	3,250,000	3,335,109
Oportun Funding, LLC, Series 2024-3, Class C (c)	6.250%	08/15/29	1,725,000	1,733,076
Oportun Funding, LLC, Series 2024-1A, Class A (c)	6.334%	04/08/31	1,034,118	1,034,965
Oportun Funding, LLC, Series 2024-1A, Class B (c)	6.546%	04/08/31	3,750,000	3,765,421
Oportun Funding, LLC, Series 2024-1A, Class C (c)	7.421%	04/08/31	1,000,000	1,012,687
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	1,547,238	1,508,890
Oportun Funding, LLC, Series 2021-B, Class C (c)	3.650%	05/08/31	3,524,636	3,475,347
Oportun Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	2,500,000	2,544,515
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	1,638,928	1,600,561
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	2,719,459	2,663,403
Oportun Funding, LLC, Series 2025-A, Class C (c)	5.890%	02/08/33	3,840,000	3,831,028
Pagaya AI Debt Selection Trust, Series 2024-1, Class A (c)	6.660%	07/15/31	749,275	756,592
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (c)	7.573%	08/15/31	2,897,950	2,941,388
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (c)	6.282%	07/15/32	4,700,000	4,709,716

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 60.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 3.5% (Continued)
Purchasing Power Funding, Series 2024-A, Class D (c)	7.260%	08/15/28	$2,230,000	$2,267,429
Reach Financial, LLC, Series 2024-1A, Class B (c)	6.290%	02/18/31	3,000,000	3,042,787
Reach Financial, LLC, Series 2024-1A, Class C (c)	6.900%	02/18/31	1,150,000	1,184,529
Reach Financial, LLC, Series 2025-1A, Class B (c)	5.340%	08/16/32	4,500,000	4,530,089
Reach Financial, LLC, Series 2025-1A, Class C (c)	5.990%	08/16/32	1,800,000	1,819,878
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	1,191,000	1,168,668
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	650,000	598,085
Republic Finance Issuance Trust, Series 2024-A, Class C (c)	8.350%	08/20/32	1,750,000	1,792,500
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	464,336	458,912
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	25,016	24,946
Upstart Securitization Trust, Series 2022-4, Class A (c)	5.980%	08/20/32	213,664	213,734
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	311,874	308,458
				80,803,110

Total Securitized (Cost $1,395,957,419)				$1,388,637,757

Treasury - 18.7%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	1.625%	02/15/26	$5,000,000	$4,893,281
U.S. Treasury STRIPS	0.125%	04/15/26	6,051,550	6,009,236
U.S. Treasury Notes (a)	2.250%	08/15/27	2,000,000	1,926,172
U.S. Treasury Notes	0.500%	10/31/27	11,000,000	10,091,211

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Treasury - 18.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	1.250%	09/30/28	$21,000,000	$19,187,109
U.S. Treasury Notes (a)	3.875%	11/30/29	17,600,000	17,546,375
U.S. Treasury Notes	0.625%	08/15/30	30,000,000	25,163,672
U.S. Treasury STRIPS	0.000%	11/15/31	2,000,000	1,518,173
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,433,179
U.S. Treasury STRIPS	0.000%	05/15/33	2,100,000	1,487,605
U.S. Treasury STRIPS	0.000%	08/15/33	7,000,000	4,900,539
U.S. Treasury Notes (a)	4.000%	02/15/34	40,000,000	39,456,250
U.S. Treasury STRIPS	0.000%	08/15/34	12,000,000	7,995,771
U.S. Treasury STRIPS	0.000%	11/15/34	5,000,000	3,290,669
U.S. Treasury STRIPS	0.000%	05/15/35	5,000,000	3,210,466
U.S. Treasury STRIPS	0.000%	02/15/36	15,000,000	9,285,251
U.S. Treasury STRIPS	0.000%	02/15/37	15,000,000	8,822,937
U.S. Treasury STRIPS	0.000%	02/15/38	25,000,000	13,910,259
U.S. Treasury STRIPS	0.000%	11/15/38	35,000,000	18,749,069
U.S. Treasury Bonds	1.125%	08/15/40	45,000,000	28,200,586
U.S. Treasury Bonds	1.375%	11/15/40	45,000,000	29,242,969
U.S. Treasury STRIPS	0.000%	08/15/41	15,000,000	6,901,754
U.S. Treasury STRIPS	0.625%	02/15/43	33,133,200	25,471,848
U.S. Treasury STRIPS	0.000%	08/15/43	12,000,000	4,970,337
U.S. Treasury Bonds	2.250%	08/15/46	52,500,000	35,310,351
U.S. Treasury Bonds	3.000%	02/15/48	90,000,000	68,603,906
U.S. Treasury Bonds	1.250%	05/15/50	20,000,000	9,930,469
U.S. Treasury Bonds	1.625%	11/15/50	45,000,000	24,495,117
Total Treasury (Cost $446,836,991)				$432,004,561

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Registered Investment Companies - 6.8%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.29% (f)	115,673,425	$115,673,425
State Street Navigator Securities Lending Portfolio I, 4.12% (f)(g)	41,150,655	41,150,655
Total Registered Investment Companies (Cost $156,824,080)		$156,824,080

Total Investment Securities - 101.3% (Cost $2,357,172,156)		$2,334,631,647

Liabilities in Excess of Other Assets - (1.3)%		(30,278,955)

Net Assets - 100.0%		$2,304,352,692

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $64,830,891.
(b)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2025 was $732,654,246, representing 31.8% of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total value of these securities as of March 31, 2025 was $5,349,301 representing 0.2% of net assets.
(f)	The rate shown is the 7-day effective yield as of March 31, 2025.
(g)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $25,695,053.

BV -	Besloten Vennootschap
CV -	Convertible Security
IO -	Interest Only
NA -	National Association
NV -	Naamloze Vennootschap
plc -	Public Limited Company
PO -	Principal Only
Prime -	Short-term interest rate in the banking system of the U.S.
REIT -	Real Estate Investment Trust
SA -	Societe Anonyme
SOFR -	Secured Overnight Financing Rate
TSFR -	CME Term SOFR

Diamond Hill Core Plus Bond Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Corporate Credit - 23.4%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.4%
American Express Co. (a)	5.085%	01/30/31	$25,000	$25,316
Bank of America Corp.	3.194%	07/23/30	250,000	234,463
Bank of New York Mellon Corp. (The)	5.225%	11/20/35	50,000	50,673
Bank OZK (TSFR3M + 209) (a)	2.750%	10/01/31	100,000	88,781
Capital One Financial Corp. (b)	3.273%	03/01/30	100,000	93,749
Citigroup, Inc.	2.666%	01/29/31	200,000	180,444
Citigroup, Inc. (a)	2.561%	05/01/32	50,000	43,434
Goldman Sachs Group, Inc. (The) (b)	4.692%	10/23/30	200,000	198,771
Huntington Bancshares	5.272%	01/15/31	50,000	50,532
JPMorgan Chase & Co.	4.603%	10/22/30	250,000	248,348
KeyCorp	4.789%	06/01/33	100,000	95,892
Morgan Stanley (a)	4.654%	10/18/30	200,000	198,388
PNC Financial Services Group, Inc. (The)	4.812%	10/21/32	75,000	74,195
Royal Bank of Canada (a)	4.522%	10/18/28	50,000	49,871
State Street Corp.	4.330%	10/22/27	100,000	100,183
Toronto-Dominion Bank (The) (b)	4.861%	01/31/28	75,000	75,834
Wells Fargo & Co. (a)	2.572%	02/11/31	100,000	90,128
Wells Fargo & Co. (a)(b)	5.211%	12/03/35	100,000	99,310
				1,998,312
Basic Industry - 0.6%
Capstone Copper Corp. (c)	6.750%	03/31/33	75,000	74,702
CVR Partners, LP (c)	6.125%	06/15/28	75,000	72,502
Magnera Corp. (c)	7.250%	11/15/31	70,000	68,083
Rio Tinto Financial USA plc	4.875%	03/14/30	25,000	25,257
				240,544
Capital Goods - 1.0%
John Deere Capital Corp.	4.400%	09/08/31	100,000	99,006
Johnson Controls International plc	4.900%	12/01/32	50,000	49,527
L3 Harris Technologies, Inc.	1.800%	01/15/31	70,000	59,275
Republic Services, Inc.	2.375%	03/15/33	65,000	54,089
Textron Financial Corp. (1* TSFR3M + 200) (a)(c)	6.320%	02/15/42	60,000	54,430
Waste Management, Inc.	4.950%	03/15/35	50,000	49,750
				366,077

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Corporate Credit - 23.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Communications - 0.5%
AT&T, Inc.	2.550%	12/01/33	$75,000	$61,489
Deluxe Corp. (c)	8.125%	09/15/29	35,000	35,204
Snap, Inc. (c)	6.875%	03/01/33	75,000	74,994
				171,687
Consumer Cyclical - 3.4%
Advance Auto Parts (b)	3.900%	04/15/30	80,000	71,265
American Honda Finance	4.450%	10/22/27	100,000	99,962
ANGI Group, LLC (c)	3.875%	08/15/28	75,000	68,059
Bath & Body Works, Inc.	6.875%	11/01/35	70,000	70,907
Champions Financing, Inc. (b)(c)	8.750%	02/15/29	20,000	17,900
CVS Health Corp.	3.750%	04/01/30	70,000	66,059
EZCorp, Inc. (c)	7.375%	04/01/32	100,000	101,456
Ford Motor Co., Class B	3.250%	02/12/32	85,000	70,052
Garrett Motion Holdings, Inc. (c)	7.750%	05/31/32	70,000	69,189
General Motors Financial Co., Inc. (b)	5.900%	01/07/35	50,000	49,515
Great Canadian Gaming Co. (c)	8.750%	11/15/29	75,000	75,352
Hyundai Capital America, Series A (c)	4.750%	09/26/31	75,000	72,846
Lowes Cos., Inc.	4.250%	04/01/52	85,000	66,487
Mohegan Tribal Gaming Authority / MS Digital (c)	8.250%	04/15/30	40,000	39,310
Mohegan Tribal Gaming Authority / MS Digital (c)	11.875%	04/15/31	40,000	38,560
SAKS Global Enterprises, LLC (c)	11.000%	12/15/29	50,000	40,505
Target Corp.	5.000%	04/15/35	50,000	49,782
Toyota Motor Credit Corp., Series B	5.350%	01/09/35	50,000	50,819
Victra Holdings, LLC (b)(c)	8.750%	09/15/29	65,000	67,046
Wayfair, LLC (c)	7.250%	10/31/29	70,000	67,032
				1,252,103
Consumer Non-Cyclical - 1.4%
AbbVie, Inc.	4.950%	03/15/31	100,000	101,597
Champ Acquisition Corp. (c)	8.375%	12/01/31	70,000	72,313
Land O Lakes Capital Trust I (c)	7.450%	03/15/28	50,000	49,513
Pfizer, Inc.	7.200%	03/15/39	50,000	59,073
Turning Point Brands, Inc. (c)	7.625%	03/15/32	100,000	104,166
U.S. Acute Care Solutions, LLC (c)	9.750%	05/15/29	70,000	69,798

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Corporate Credit - 23.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 1.4% (Continued)
Viking Baked Goods Acquisition Corp. (c)	8.625%	11/01/31	$75,000	$69,501
				525,961
Electric - 1.7%
Algonquin Power & Utilities Corp., Series 2022-B (a)	4.750%	01/18/82	75,000	71,437
Dominion Energy South Carolina, Inc., Series A	5.300%	01/15/35	50,000	50,546
Duke Energy Carolinas, LLC	5.250%	03/15/35	100,000	101,265
Florida Power & Light Co.	3.800%	12/15/42	50,000	40,490
NextEra Energy Operating Partners, LP (b)(c)	7.250%	01/15/29	75,000	73,779
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	150,000	150,439
Swepco Storm Recovery Funding, LLC, Series 2024-A	4.880%	09/01/39	130,000	129,656
				617,612
Energy - 1.8%
BP Capital Markets America, Inc.	4.812%	02/13/33	50,000	49,163
Energy Transfer, LP (b)	3.750%	05/15/30	60,000	56,730
Helmerich & Payne, Inc. (b)(c)	4.650%	12/01/27	50,000	49,896
Hilcorp Energy I LP / Hilcorp Finance Co. (c)	7.250%	02/15/35	50,000	47,750
Magnolia Oil & Gas Operating, LLC (c)	6.875%	12/01/32	75,000	74,862
MPLX, LP	5.500%	06/01/34	42,000	41,844
Noble Finance II, LLC (c)	8.000%	04/15/30	35,000	34,979
PBF Holding Co., LLC	6.000%	02/15/28	50,000	46,502
Phillips 66 Co. (b)	4.950%	03/15/35	50,000	48,153
TransCanada Pipelines Ltd. (b)	7.000%	06/01/65	35,000	34,438
Transmontaigne Partners, LLC (c)	8.500%	06/15/30	75,000	75,552
Valaris Ltd. (c)	8.375%	04/30/30	70,000	70,080
Valero Energy Corp.	5.150%	02/15/30	25,000	25,218
				655,167
Finance Companies - 1.1%
Bread Financial Holdings, Inc. (c)	9.750%	03/15/29	65,000	68,619
Freedom Mortgage Holdings, LLC (c)	9.125%	05/15/31	65,000	65,410
Oxford Finance, LLC, Class B (c)	6.375%	02/01/27	70,000	69,207
Prospect Capital Corp. (b)	3.364%	11/15/26	75,000	69,597

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Corporate Credit - 23.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Finance Companies - 1.1% (Continued)
Provident Funding Associates, LP / PFG Finance Corp. (c)	9.750%	09/15/29	$70,000	$71,641
TrueNoord Capital DAC (c)	8.750%	03/01/30	75,000	76,119
				420,593
Financial-Other - 0.6%
Icahn Enterprises, LP (c)	10.000%	11/15/29	100,000	99,300
PPH Escrow Issuer, LLC (c)	9.875%	11/01/29	75,000	72,378
PRA Group, Inc. (c)	8.875%	01/31/30	65,000	67,787
				239,465
Industrials - 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc. (c)	7.500%	02/01/32	75,000	71,427

Insurance - 3.5%
APH Somerset Investment II, LLC (c)	7.875%	11/01/29	100,000	98,557
Equitable Financial Life Global Funding (c)	1.800%	03/08/28	25,000	23,098
Equitable Financial Life Global Funding (c)	5.000%	03/27/30	25,000	25,106
Jackson National Life Global Funding (c)	4.900%	01/13/27	150,000	150,652
MassMutual Global Funding (c)	5.150%	05/30/29	200,000	204,537
Met Life Global Funding I (c)	5.050%	01/08/34	150,000	149,658
New York Life Global Funding (c)	4.600%	12/05/29	100,000	100,387
Northwestern Mutual Global, Series 2025-1 (c)	4.960%	01/13/30	100,000	101,407
Pacific Life Global Fund II (c)	1.450%	01/20/28	100,000	92,370
Principal Life Global Funding II, Series 50 (c)	4.800%	01/09/28	100,000	100,836
Protective Life Global Funding (c)	4.772%	12/09/29	150,000	150,399
UnitedHealth Group, Inc.	5.000%	04/15/34	100,000	99,473
				1,296,480
REITS - 0.3%
CubeSmart, LP	2.250%	12/15/28	70,000	64,111
Extra Space Storage, LP	5.700%	04/01/28	50,000	51,359
				115,470
Technology - 1.1%
Advanced Micro Devices, Inc. (b)	4.319%	03/24/28	50,000	50,278
Crane Co.	4.200%	03/15/48	75,000	46,787

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Corporate Credit - 23.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Technology - 1.1% (Continued)
Dell International, LLC / EMC Corp.	6.020%	06/15/26	$50,000	$50,646
Diebold Nixdorf, Inc. (c)	7.750%	03/31/30	100,000	103,657
Dye & Durham Ltd. (c)	8.625%	04/15/29	65,000	66,997
Oracle Corp.	3.600%	04/01/40	110,000	86,518
				404,883
Transportation - 0.8%
Alllegiant Travel Co. (c)	7.250%	08/15/27	85,000	82,350
Ryder System, Inc.	4.900%	12/01/29	50,000	50,248
Stonepeak Nile Parent, LLC (c)	7.250%	03/15/32	75,000	76,447
Vistajet Malta / VM Holdings (c)	9.500%	06/01/28	70,000	69,279
				278,324

Total Corporate Credit (Cost $8,686,044)				$8,654,105

Securitized - 62.9%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.0%
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (c)	5.520%	02/22/55	$84,693	$79,867
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	310,450	282,633
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	163,921	147,083
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	20,614	18,560
Loanpal Solar Loan Ltd., Series 2020-2GF, Class B (c)	3.860%	07/20/47	290,257	234,361
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	296,646	230,060
Luminace ABS-2022 Issuer, LLC, Series 2024-1, Class B (c)	6.960%	10/30/31	121,533	116,753
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	144,585	128,874
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	279,824	252,738
				1,490,929

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 62.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency CMBS - 0.5%
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	$221,438	$179,314

Agency MBS CMO - 31.2%
FHLMC, Series 4109, Class HC	2.500%	09/15/32	208,170	194,677
FHLMC, Series 5202, Class NK	3.000%	04/25/35	200,000	158,006
FHLMC, Series 3652, Class AP	4.500%	03/15/40	100,213	99,899
FHLMC, Series 3746, Class KZ	3.500%	07/15/40	124,131	113,074
FHLMC, Series 4141, Class PL	2.500%	12/15/42	110,000	78,167
FHLMC, Series 4210, Class Z	3.000%	05/15/43	213,233	174,292
FHLMC, Series 4391, Class MZ	3.000%	09/15/44	273,944	243,434
FHLMC, Series 4487, Class TL	3.000%	05/15/45	207,000	180,699
FHLMC, Series 4710, Class JE	2.750%	06/15/47	194,717	173,912
FHLMC, Series 4736, Class CL	3.000%	12/15/47	322,000	276,877
FHLMC, Series 5227, Class BA	3.500%	08/25/48	161,427	152,828
FHLMC, Series 4988, Class AK	1.000%	07/25/50	514,270	406,400
FHLMC, Series 5038, Class QP	0.750%	10/25/50	340,580	233,562
FHLMC, Series 5038, Class PJ	0.750%	10/25/50	533,268	377,479
FHLMC, Series 5035, Class ZA	2.000%	11/25/50	547,960	287,052
FHLMC, Series 5156, Class GD	2.000%	10/25/51	325,483	205,467
FNMA, Series 2010-126, Class JU	2.125%	11/25/40	132,415	123,327
FNMA, Series 2011-8, Class ZA	4.000%	02/25/41	261,172	250,539
FNMA, Series 2013-56, Class GZ	4.500%	08/25/41	509,945	468,982
FNMA, Series 2012-42, Class PY	3.500%	11/25/41	100,000	85,602
FNMA, Series 2011-116, Class ZA	3.500%	11/25/41	368,484	347,865
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	30,000	26,560
FNMA, Series 2012-110, Class CA	3.000%	10/25/42	360,766	329,069
FNMA, Series 2013-13, Class YC	2.500%	01/25/43	130,027	111,501
FNMA, Series 2013-4, Class PL	2.000%	02/25/43	367,000	270,474
FNMA, Series 4292, Class PB	3.500%	01/15/44	420,000	369,356
FNMA, Series 2024-20, Class ZQ	4.000%	10/25/45	414,914	362,217
FNMA, Series 2016-31, Class TM	3.000%	12/25/45	330,000	288,874
FNMA, Series 2021-65, Class JA	2.000%	01/25/46	388,819	343,056
FNMA, Series 4767, Class VX	4.000%	08/14/47	291,923	270,609
FNMA, Series 2019-37, Class CA	3.000%	10/25/47	146,612	139,387

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 62.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 31.2% (Continued)
FNMA, Series 2018-55, Class GA	3.375%	08/25/48	$432,205	$408,180
FNMA, Series 2009-50, Class HZ	5.540%	02/25/49	796,933	806,165
FNMA, Series 2021-88, Class LA	2.500%	03/25/50	381,953	331,296
FNMA, Series 2020-47, Class GZ	2.000%	07/25/50	659,743	395,044
FNMA, Series 2021-6, Class KU	1.500%	02/25/51	209,827	120,297
GNMA, Series 2023-81, Class AL	4.500%	08/20/40	250,000	244,840
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	260,000	191,219
GNMA, Series 2019-151, Class GC	1.750%	12/20/42	101,669	88,913
GNMA, Series 2018-079, Class LM	3.250%	06/20/48	335,000	298,486
GNMA, Series 2019-012, Class PY	3.500%	02/20/49	282,848	255,024
GNMA, Series 2022-45, Class B	2.500%	05/20/50	198,802	174,987
GNMA, Series 2020-123, Class LA	1.000%	08/20/50	248,058	119,449
GNMA, Series 2022-063, Class LM	3.500%	10/20/50	900,000	749,233
GNMA, Series 2021-91, Class MF	1.000%	05/20/51	225,572	171,989
				11,498,365
Agency MBS CMO Derivatives - 1.4%
GNMA, Series 2022-31, Class MS (-2.5* SOFR30A + 900) (a)	0.000%	02/20/52	676,592	533,780

Agency MBS Passthrough - 0.7%
FNMA, Pool #MA0633	5.000%	01/01/41	253,542	252,949

Auto Loan - 0.8%
ACM Auto Trust, Series 2025-1A, Class A (c)	5.380%	06/20/29	86,330	86,458
Research-Driven Pagaya Motor Asset Trust I, Series 2024-3A, Class C (c)	6.460%	03/25/33	125,000	125,353
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (c)	6.675%	06/27/33	100,000	100,180
				311,991
CRE/CLO - 2.8%
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (a)(c)	6.334%	11/15/37	247,973	247,693
BXMT Ltd., Series 2020-FL3, Class D (1* TSFR1M + 291) (a)(c)	7.234%	11/15/37	100,000	93,638

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 62.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 2.8% (Continued)
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(c)	6.384%	02/15/38	$125,000	$116,919
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(c)	6.684%	05/15/38	100,000	89,107
BXMT Ltd., Series 2021-FL4, Class A (1* TSFR1M + 116) (a)(c)	5.484%	05/17/38	291,492	288,881
PFP III, Series 2022-9, Class AS (1* TSFR1M + 278) (a)(c)	7.104%	08/19/35	187,000	187,052
				1,023,290
Credit Cards - 0.4%
Genesis Sales Finance Master Trust, Series 2024-B, Class D (c)	7.040%	12/20/32	150,000	151,232

Equipment - 0.4%
NMEF Funding, LLC, Series 2022-B, Class C (c)	8.540%	06/15/29	150,000	153,511

HECM - 3.4%
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A2 (c)	5.000%	01/25/65	100,000	93,951
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1 (c)	4.250%	04/25/33	250,000	244,898
Cascade Funding Mortgage Trust, Series 2022-AB2, Class M3 (c)	2.000%	02/25/52	266,006	239,263
Finance of America HECM Buyout, Series 2024-HB1, Class M2 (c)	6.000%	10/01/34	250,000	248,645
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	351,970	315,089
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (c)	4.000%	08/25/62	150,000	128,238
				1,270,084
Hospitality - 0.3%
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (a)(c)	7.150%	03/15/42	100,000	99,125

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 62.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Industrial - 0.4%
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D (1* TSFR1M + 259) (a)(c)	6.914%	03/15/30	$150,000	$148,312

Laboratory - 1.9%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (c)	7.970%	08/13/41	100,000	98,912
Life Financial Services Trust, Series 2021-BMR, Class B (1* TSFR1M + 99) (a)(c)	5.313%	03/15/38	74,129	73,666
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (a)(c)	5.614%	05/15/39	150,000	145,330
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(c)	6.412%	05/15/39	150,000	136,500
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (c)	2.130%	10/10/42	300,000	244,555
				698,963
Multifamily - 0.6%
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (a)(c)	6.786%	10/25/44	199,815	199,419
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(c)	6.340%	01/25/51	21,501	21,415
				220,834
Non-QM - 0.7%
COLT Funding, LLC, Series 2024-7, Class A1 (c)	5.538%	12/26/69	242,887	242,977

Office - 1.5%
Banc of America Merrill Lynch Commercial Mortgage, Series 2016-SS1, Class A (c)	3.665%	12/15/35	175,141	165,495
COLEM Mortgage Trust, Series 2022-HLNE, Class B (c)	2.461%	04/12/42	100,000	89,387
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (c)	5.583%	10/15/43	200,000	190,095

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 62.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Office - 1.5% (Continued)
NYT Mortgage Trust, Series 2019-NYT, Class C (1* TSFR1M + 200) (a)(c)	6.317%	12/15/35	$100,000	$96,322
				541,299
Residential Transition Loan - 1.4%
Fidelis Mortgage Trust, Series 25-RTL1, Class A-2 (c)	6.220%	02/27/40	100,000	100,448
LHOME Mortgage Trust, Series 2025-RTL1, Class A2 (c)	5.952%	01/25/40	100,000	100,477
New York Mortgage Trust, Series 2024-BPL2, Class A1 (c)	6.509%	05/25/39	200,000	202,230
ROC Mortgage Trust, Series 2025-RTL1, Class A2 (c)	6.114%	02/25/40	100,000	100,865
				504,020
Second Lien - 2.6%
Achieve Mortgage, Series 2025-HE1, Class A (c)	5.920%	03/25/55	100,000	100,001
HTAP Trust, Series 2024-1, Class A (c)	7.000%	04/25/37	191,110	190,044
HTAP Trust, Series 2024-2, Class A (c)	6.500%	04/25/42	188,686	186,333
Vista Point Securitization Trust, Series 2024-CES3, Class A1 (c)	5.679%	01/25/55	96,933	97,083
Vista Point Securitization Trust, Series 2024-CES3, Class A2 (c)	5.995%	01/25/55	400,000	403,156
				976,617
Single Family Rental - 1.0%
Home Partners of America Trust, Series 2021-3, Class A (c)	2.200%	01/17/41	169,819	155,182
Progress Residential Trust, Series 2021-SFR2, Class A (c)	1.546%	04/19/38	108,744	108,253
Progress Residential Trust, Series 2025-SFR1, Class E1 (c)	3.750%	02/17/42	100,000	90,032
				353,467
Small Business - 0.7%
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (c)	5.490%	09/10/31	150,000	150,349

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 62.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 0.7% (Continued)
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (c)	7.150%	09/10/31	$100,000	$100,762
				251,111
Student Loan - 0.5%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	166,108	161,542
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	34,844	34,597
				196,139
Unsecured Consumer - 5.7%
ACHV ABS Trust, Series 2024-1PL, Class D (c)	7.290%	04/25/31	125,000	126,806
ACHV ABS Trust, Series 2024-3AL, Class D (c)	6.750%	12/26/31	100,000	101,094
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	125,000	126,957
AMCR ABS Trust, Series 2024-A, Class A (c)	6.260%	08/18/31	145,762	146,376
Oportun Funding, LLC, Series 2024-3, Class C (c)	6.250%	08/15/29	125,000	125,585
Oportun Funding, LLC, Series 2022-A, Class B (c)	5.250%	06/09/31	200,000	199,861
Oportun Funding, LLC, Series 2021-C, Class C (c)	3.610%	10/08/31	108,778	107,014
Oportun Funding, LLC, Series 2025-A, Class B (c)	5.300%	02/08/33	200,000	199,513
Oportun Funding, LLC, Series 2025-A, Class C (c)	5.890%	02/08/33	140,000	139,673
Pagaya AI Debt Selection Trust, Series 2024-1, Class C (c)	8.344%	07/15/31	88,341	90,255
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (c)	6.282%	07/15/32	100,000	100,207
Pagaya AI Debt Selection Trust, Series 2024-11, Class D (c)	6.307%	07/15/32	125,000	125,289
Reach Financial, LLC, Series 2025-1A, Class B (c)	5.340%	08/16/32	200,000	201,337
Reach Financial, LLC, Series 2025-1A, Class C (c)	5.990%	08/16/32	100,000	101,104

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 62.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 5.7% (Continued)
Upgrade Receivables Trust, Series 2024-1A, Class C (c)	6.470%	01/15/31	$100,000	$101,039
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B (c)	8.540%	11/15/30	106,761	107,779
				2,099,889

Total Securitized (Cost $22,828,802)				$23,198,198

Treasury - 12.8%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	3.875%	11/30/29	$200,000	$199,391
U.S. Treasury Notes	0.625%	08/15/30	450,000	377,455
U.S. Treasury STRIPS	0.000%	08/15/33	100,000	70,008
U.S. Treasury STRIPS	0.000%	08/15/34	150,000	99,947
U.S. Treasury STRIPS	0.000%	02/15/36	250,000	154,754
U.S. Treasury STRIPS	0.000%	02/15/37	250,000	147,049
U.S. Treasury STRIPS	0.000%	02/15/38	250,000	139,103
U.S. Treasury STRIPS	0.000%	11/15/38	300,000	160,706
U.S. Treasury Bonds	1.125%	08/15/40	650,000	407,342
U.S. Treasury Bonds	1.375%	11/15/40	800,000	519,875
U.S. Treasury STRIPS	0.000%	08/15/41	200,000	92,023
U.S. Treasury STRIPS	0.625%	02/15/43	483,193	371,464
U.S. Treasury STRIPS	0.000%	08/15/43	150,000	62,129
U.S. Treasury Bonds	2.250%	08/15/46	750,000	504,434
U.S. Treasury Bonds	3.000%	02/15/48	1,250,000	952,832
U.S. Treasury Bonds	1.250%	05/15/50	400,000	198,609
U.S. Treasury Bonds	1.625%	11/15/50	500,000	272,168
Total Treasury (Cost $4,858,390)				$4,729,289

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Registered Investment Companies - 2.3%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.29% (d)	101,660	$101,660
State Street Navigator Securities Lending Portfolio I, 4.12% (d)(e)	756,138	756,138
Total Registered Investment Companies (Cost $857,798)		$857,798

Total Investment Securities - 101.4% (Cost $37,231,034)		$37,439,390

Liabilities in Excess of Other Assets - (1.4)%		(532,129)

Net Assets - 100.0%		$36,907,261

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $1,056,260.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2025 was $15,000,088, representing 40.6% of net assets.
(d)	The rate shown is the 7-day effective yield as of March 31, 2025.
(e)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $335,800.

plc -	Public Limited Company
REIT -	Real Estate Investment Trust
SOFR -	Secured Overnight Financing Rate
TSFR -	CME Term SOFR